UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance High Yield Municipal Income Fund Semiannual Report July 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2012

Eaton Vance

High Yield Municipal Income Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Performance1,2

Portfolio Managers Thomas M. Metzold, CFA and Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	8/7/1995	6.38%	17.61%	2.23%	4.70%	—
Class A with 4.75% Maximum Sales Charge	—	1.28	11.98	1.24	4.19	—
Class B at NAV	8/7/1995	6.00	16.63	1.46	3.95	—
Class B with 5% Maximum Sales Charge	—	1.00	11.63	1.15	3.95	—
Class C at NAV	6/18/1997	5.90	16.68	1.47	3.94	—
Class C with 1% Maximum Sales Charge	—	4.90	15.68	1.47	3.94	—
Class I at NAV	5/9/2007	6.38	17.74	2.46	—	2.04%
Barclays Capital Municipal Bond Index	—	2.93%	10.51%	6.12%	5.31%	—
Barclays Capital High Yield Long (22+) Municipal Bond Index	—	10.87	21.58	4.06	6.63	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			1.04%	1.79%	1.79%	0.79%
Net of Interest Expense			0.93	1.68	1.68	0.68

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.83%	4.08%	4.08%	5.09%
Taxable-Equivalent Distribution Rate			7.43	6.28	6.28	7.83
SEC 30-day Yield			3.80	3.25	3.25	4.24
Taxable-Equivalent SEC 30-day Yield			5.85	5.00	5.00	6.52

% Total Leverage[5]
Residual Interest Bond (RIB)						12.12%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	7.7%	B	4.4%
AA	20.0	CCC	3.5
A	14.7	CC	0.1
BBB	29.5	Not Rated	15.6
BB	4.5

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Endnotes and Additional Disclosures

[1]

Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital High Yield Long (22+) Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30- day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

4

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 – July 31, 2012).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Expenses Paid During Period* (2/1/12 – 7/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,063.80	$5.03	0.98%
Class B	$1,000.00	$1,060.00	$8.86	1.73%
Class C	$1,000.00	$1,059.00	$8.86	1.73%
Class I	$1,000.00	$1,063.80	$3.75	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.92	0.98%
Class B	$1,000.00	$1,016.30	$8.67	1.73%
Class C	$1,000.00	$1,016.30	$8.67	1.73%
Class I	$1,000.00	$1,021.20	$3.67	0.73%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2012.

5

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 110.3%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 1.3%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,000	$7,041,300
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	1,150	1,170,631
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	900	568,611
Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	340	339,432

		$9,119,974

Education — 5.7%
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	$800	$320,000
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	12,625	15,377,881
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,000	11,431,900
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,935	2,264,066
University of Washington, 5.00%, 7/1/33	10	11,956
University of Washington, 5.00%, 7/1/33(2)	9,880	11,811,935

		$41,217,738

Electric Utilities — 2.1%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,715	$1,782,656
Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	3,570	401,875
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	5,920	6,942,917
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,420	2,577,300
Puerto Rico Electric Power Authority, 5.00%, 7/1/42	3,250	3,351,140

		$15,055,888

Escrowed / Prerefunded — 0.4%
Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$2,812,390

		$2,812,390

General Obligations — 6.1%
California, 5.50%, 3/1/40	$1,315	$1,511,934
Louisiana, 4.00%, 8/1/30(2)	5,200	5,667,532
Louisiana, 4.00%, 8/1/31(2)	5,200	5,625,360

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	$6,480	$7,370,287
Washington, 4.00%, 7/1/27	3,545	3,982,914
Washington, 4.00%, 7/1/28	3,500	3,907,995
Washington, 5.25%, 2/1/36(2)	10,000	11,763,200
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32(3)	3,855	4,593,927

		$44,423,149

Health Care-Miscellaneous — 1.3%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,700	$1,487,143
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(4)	593	597,517
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(4)	552	556,713
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(4)	464	468,416
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(4)	87	87,928
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(4)	198	199,896
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(4)	547	553,884
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(4)	230	232,679
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(4)	460	461,270
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(4)	138	139,607
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(4)	306	308,273
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(4)	253	254,963
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,185	4,253,341

		$9,601,630

6	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 15.4%
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$9,780	$10,521,128
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	8,300	8,511,484
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	905	922,955
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	875	888,571
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	6,555	7,144,360
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	8,170,548
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,843,521
Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	12,870	3,300,640
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,365,038
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	6,205	6,332,389
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,500	4,685,760
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	7,470	8,263,613
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,548,779
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,201,280
Norfolk, VA, Economic Development Authority, (Sentara Healthcare), 5.00%, 11/1/43	1,995	2,251,697
Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,560	2,561,613
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	2,985	3,225,949
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,407,085
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,735	5,992,502
Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare Project), 4.75%, 12/1/36	14,660	15,019,463
Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,800	2,850,232
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	5,650	5,939,958

		$111,948,565

Security	Principal Amount (000’s omitted)	Value

Housing — 2.6%
Charter Mac Equity Trust, TN, 6.00%, 5/15/19(4)	$4,000	$4,750,120
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,550	1,551,829
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	410	410,332
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,755	2,756,047
Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,215	1,214,903
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(1)	860	515,759
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(1)	2,000	1,199,440
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(2)	4,265	4,597,371
Virginia Housing Development Authority, (AMT), 23.698%, 10/1/35(4)(5)(6)	1,300	1,711,515

		$18,707,316

Industrial Development Revenue — 11.2%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,815	$1,627,819
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,535	2,613,332
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	695	687,237
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	45	44,216
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	9,085	10,156,303
Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,150	2,257,371
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,180	1,454,291
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,510	7,169,333
Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	1,300	1,328,392
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	2,105	2,105,568
Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,600	8,077,204
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,175	2,228,396

7	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$2,350	$2,194,430
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	470	469,366
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	10,095	10,135,683
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	3,000	3,012,420
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	635	670,674
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,998,334
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,200	7,492,832
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,714,885
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	2,340	2,483,582
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	3,250	3,457,513

		$81,379,181

Insured – Electric Utilities — 2.0%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (FGIC), (AMT), 4.60%, 5/1/26	$5,510	$5,727,755
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	8,000	8,566,240

		$14,293,995

Insured – General Obligations — 0.8%
Clark County, NV, (AMBAC), 2.50%, 11/1/36	$7,365	$5,994,005

		$5,994,005

Insured – Other Revenue — 3.2%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$10,510	$4,694,922
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	10,000	3,971,700
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	12,700	3,607,181
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	695	710,985
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36	3,215	3,276,053
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	150	152,607

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue (continued)
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	$5,650	$6,947,974

		$23,361,422

Insured – Special Tax Revenue — 2.6%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$12,216,975
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	30,000	5,506,500
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,505	1,057,323

		$18,780,798

Insured – Student Loan — 2.3%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$6,650	$7,440,087
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33(3)	9,455	9,539,811

		$16,979,898

Insured – Transportation — 7.3%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$15,000	$4,645,500
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	5,817,600
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	1,590,735
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	3,335	748,341
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	10,000	10,393,700
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	20,335	6,852,082
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,828,392
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/25	19,910	11,470,947
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	10,000	4,135,700

		$53,482,997

Lease Revenue / Certificates of Participation — 3.8%
Greenville County, SC, School District, 5.00%, 12/1/24(2)	$21,000	$24,383,520
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,765	3,246,359

		$27,629,879

Nursing Home — 0.6%
Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,095	$2,099,337

8	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Nursing Home (continued)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$970	$793,344
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,305	1,786,651

		$4,679,332

Other Revenue — 11.6%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,150	$1,324,984
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,290	1,478,172
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	700	806,246
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	6,355	5,490,148
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	45,000	3,235,500
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	81,635	2,275,168
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(4)	6,000	5,519,100
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)	7,200	8,028,000
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(4)	14,000	9,188,900
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	145	144,754
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	840	812,372
Pueblo of Santa Ana, NM, 15.00%, 4/1/24(4)	1,569	1,246,440
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,135	3,258,989
Seminole Tribe, FL, 5.25%, 10/1/27(4)	9,000	9,180,720
Seminole Tribe, FL, 5.50%, 10/1/24(4)	6,135	6,471,014
Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	4,295	5,225,254
Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	16,200	13,231,026
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	8,955	7,664,495

		$84,581,282

Senior Living / Life Care — 7.1%
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	$1,575	$1,596,845
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	6,000	6,007,620
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	3,000	1,582,290

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$4,150	$4,169,297
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,710	2,789,647
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32(7)	525	557,755
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37(7)	480	504,307
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,020,960
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	7,340,949
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	7,000	7,040,880
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,600	2,646,618
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	985	985,296
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	1,085	1,065,774
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	1,560	1,460,378
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(1)	3,475	346,979
North Miami, FL, Health Care Facilities, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(1)	7,315	730,403
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	530	530,228
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,225	1,269,688
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	5,581,594
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	450	483,201
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	1,320	1,424,900
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,658,950

		$51,794,559

Solid Waste — 0.8%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$5,610	$5,619,537

		$5,619,537

Special Tax Revenue — 8.5%
Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$1,260	$1,203,791
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	107	86,595

9	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$6,250	$5,048,687
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,230	2,978,900
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	1,210	1,390,641
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	1,165	1,332,108
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	1,240	1,411,678
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(2)	19,980	26,773,200
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	550	378,455
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	1,390	610,947
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	835	733,915
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/14), 5/1/18	1,085	525,335
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	1,005	10
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	5,000	6,002,350
Poinciana West, FL, Community Development District, 6.00%, 5/1/37	2,230	2,235,486
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	3,055	2,535,894
Southern Hills Plantation I, FL, Community Development District, 5.80%, (0.00% until 11/1/12), 5/1/35	1,025	682,906
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	1,383	1,181,236
Sterling Hill, FL, Community Development District, 5.50%, 5/1/37(1)	3,650	1,058,537
University Square, FL, Community Development District, 5.875%, 5/1/38	1,845	1,886,531
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,505	4,147,642

		$62,204,844

Student Loan — 0.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	$4,800	$5,224,800

		$5,224,800

Security	Principal Amount (000’s omitted)	Value

Transportation — 12.3%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$565	$656,519
Dallas-Fort Worth, TX, International Airport, (AMT), 5.00%, 11/1/38(7)	5,380	5,815,995
Dallas-Fort Worth, TX, International Airport, (AMT), 5.00%, 11/1/42(7)	3,585	3,869,757
Massachusetts Port Authority, (AMT), 5.00%, 7/1/37	775	859,669
Massachusetts Port Authority, (AMT), 5.00%, 7/1/42	970	1,072,578
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	4,430	4,866,887
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,331,800
New York Thruway Authority, 5.00%, 1/1/37	1,785	2,024,993
New York Thruway Authority, 5.00%, 1/1/42	1,935	2,185,137
North Texas Tollway Authority, 5.75%, 1/1/38	7,150	7,861,425
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,240	5,688,230
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	534,794
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	1,052,798
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	2,815	3,108,999
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	2,790	3,070,060
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	10,000	10,766,900
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	4,980	5,306,638
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	5,025	5,813,975
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	9,990	11,998,989
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	4,506,618
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	4,110,055
Walker Field, Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,115,702
Walker Field, Public Airport Authority, CO, 5.00%, 12/1/22	1,040	1,102,774

		$89,721,292

Water and Sewer — 0.6%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,490	$1,570,356
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	2,485	2,625,551

		$4,195,907

Total Tax-Exempt Municipal Securities — 110.3% (identified cost $764,890,633)		$802,810,378

10	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 1.2%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.2%
California, 7.95%, 3/1/36(8)	$7,040	$8,567,328

Total Taxable Municipal Securities — 1.2% (identified cost $8,300,931)		$8,567,328

Total Investments — 111.5% (identified cost $773,191,564)		$811,377,706

Other Assets, Less Liabilities — (11.5)%		$(83,500,374)

Net Assets — 100.0%		$727,877,332

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

At July 31, 2012, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Texas	14.1%
New York	12.4%
Massachusetts	10.4%
Others, representing less than 10% individually	74.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2012, 16.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 5.8% of total investments.

(1)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $49,593,450 or 6.8% of the Fund’s net assets.

(5)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at July 31, 2012.

(7)	When-issued security.

(8)

Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

11	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2012
Investments, at value (identified cost, $773,191,564)	$811,377,706
Cash	9,202,309
Restricted cash*	1,275,000
Interest receivable	8,991,813
Receivable for investments sold	335,000
Receivable for Fund shares sold	6,005,888
Total assets	$837,187,716

Liabilities
Payable for floating rate notes issued	$95,167,000
Payable for when-issued securities	10,721,536
Payable for variation margin on open financial futures contracts	38,852
Payable for Fund shares redeemed	2,001,067
Distributions payable	582,077
Payable to affiliates:
Investment adviser fee	290,217
Distribution and service fees	231,839
Interest expense and fees payable	166,689
Accrued expenses	111,107
Total liabilities	$109,310,384
Net Assets	$727,877,332

Sources of Net Assets
Paid-in capital	$957,279,869
Accumulated net realized loss	(268,242,728)
Accumulated undistributed net investment income	2,272,806
Net unrealized appreciation	36,567,385
Net Assets	$727,877,332

Class A Shares
Net Assets	$400,783,932
Shares Outstanding	46,353,454
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.65
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.08

Class B Shares
Net Assets	$19,080,971
Shares Outstanding	2,214,056
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.62

Class C Shares
Net Assets	$160,442,122
Shares Outstanding	20,052,910
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.00

Class I Shares
Net Assets	$147,570,307
Shares Outstanding	17,051,020
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.65

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2012
Interest	$21,283,046
Total investment income	$21,283,046

Expenses
Investment adviser fee	$1,682,407
Distribution and service fees
Class A	468,472
Class B	102,996
Class C	753,795
Trustees’ fees and expenses	13,954
Custodian fee	107,775
Transfer and dividend disbursing agent fees	133,173
Legal and accounting services	50,099
Printing and postage	22,046
Registration fees	41,465
Interest expense and fees	378,136
Miscellaneous	50,152
Total expenses	$3,804,470
Deduct —
Reduction of custodian fee	$1,027
Total expense reductions	$1,027

Net expenses	$3,803,443

Net investment income	$17,479,603

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(3,292,019)
Financial futures contracts	(3,240,941)
Net realized loss	$(6,532,960)
Change in unrealized appreciation (depreciation) —
Investments	$31,243,234
Financial futures contracts	71
Net change in unrealized appreciation (depreciation)	$31,243,305

Net realized and unrealized gain	$24,710,345

Net increase in net assets from operations	$42,189,948

13	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
From operations —
Net investment income	$17,479,603	$37,918,453
Net realized loss from investment transactions and financial futures contracts	(6,532,960)	(33,107,079)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	31,243,305	104,351,628
Net increase in net assets from operations	$42,189,948	$109,163,002
Distributions to shareholders —
From net investment income
Class A	$(9,596,742)	$(20,828,601)
Class B	(451,772)	(1,388,597)
Class C	(3,292,284)	(7,070,825)
Class I	(3,642,474)	(5,846,926)
Total distributions to shareholders	$(16,983,272)	$(35,134,949)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$48,571,725	$63,503,662
Class B	214,023	1,280,839
Class C	16,781,957	17,610,938
Class I	30,799,696	69,021,628
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,810,255	13,444,013
Class B	335,502	783,207
Class C	2,267,475	4,099,244
Class I	2,929,580	4,567,170
Cost of shares redeemed
Class A	(49,211,195)	(111,482,718)
Class B	(1,807,216)	(5,880,584)
Class C	(11,009,374)	(31,104,988)
Class I	(15,895,488)	(25,653,556)
Net asset value of shares exchanged
Class A	3,342,148	7,617,143
Class B	(3,342,148)	(7,617,143)
Net increase in net assets from Fund share transactions	$31,786,940	$188,855

Net increase in net assets	$56,993,616	$74,216,908

Net Assets
At beginning of period	$670,883,716	$596,666,808
At end of period	$727,877,332	$670,883,716

Accumulated undistributed net investment income included in net assets
At end of period	$2,272,806	$1,776,475

14	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended July 31, 2012 (Unaudited)
Net increase in net assets from operations	$42,189,948
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(125,703,568)
Investments sold	97,588,076
Net amortization/accretion of premium (discount)	(2,779,989)
Increase in restricted cash	(1,275,000)
Increase in interest receivable	(134,807)
Decrease in payable for variation margin on open financial futures contracts	(250,000)
Increase in payable to affiliate for investment adviser fee	15,842
Increase in payable to affiliate for distribution and service fees	13,620
Increase in interest expense and fees payable	12,847
Decrease in accrued expenses	(69,342)
Net change in unrealized (appreciation) depreciation from investments	(31,243,234)
Net realized loss from investments	3,292,019
Net cash used in operating activities	$(18,343,588)

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$92,535,869
Fund shares redeemed	(77,848,877)
Distributions paid, net of reinvestments	(3,821,838)
Proceeds from secured borrowings	30,510,000
Repayment of secured borrowings	(21,630,000)
Net cash provided by financing activities	$19,745,154

Net increase in cash	$1,401,566

Cash at beginning of period	$7,800,743

Cash at end of period	$9,202,309

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$13,342,812
Cash paid for interest and fees	365,289

15	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Financial Highlights

	Class A
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$8.340		$7.410	$7.900	$6.440	$9.780	$10.730

Income (Loss) From Operations
Net investment income(1)	$0.220		$0.491	$0.472	$0.488	$0.504	$0.490
Net realized and unrealized gain (loss)	0.304		0.894	(0.479)	1.452	(3.351)	(0.955)

Total income (loss) from operations	$0.524		$1.385	$(0.007)	$1.940	$(2.847)	$(0.465)

Less Distributions
From net investment income	$(0.214)		$(0.455)	$(0.483)	$(0.480)	$(0.493)	$(0.485)

Total distributions	$(0.214)		$(0.455)	$(0.483)	$(0.480)	$(0.493)	$(0.485)

Net asset value — End of period	$8.650		$8.340	$7.410	$7.900	$6.440	$9.780

Total Return(2)	6.38	%(3)	19.34%	(0.35)%	31.04%	(29.94)%	(4.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$400,784		$376,496	$361,171	$481,346	$407,816	$788,563
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.87	%(4)	0.93%	0.99%	1.00%	0.97%	0.86	%(5)
Interest and fee expense(6)	0.11	%(4)	0.11%	0.12%	0.11%	0.35%	0.52%
Total expenses before custodian fee reduction	0.98	%(4)	1.04%	1.11%	1.11%	1.32%	1.38	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.87	%(4)	0.93%	0.99%	1.00%	0.96%	0.85	%(5)
Net investment income	5.27	%(4)	6.35%	5.90%	6.72%	5.97%	4.74%
Portfolio Turnover	12	%(3)	19%	12%	22%	35%	43%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)

The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

16	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Financial Highlights — continued

	Class B
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$8.310		$7.390	$7.880	$6.430	$9.750	$10.700

Income (Loss) From Operations
Net investment income(1)	$0.189		$0.433	$0.410	$0.432	$0.440	$0.412
Net realized and unrealized gain (loss)	0.303		0.883	(0.477)	1.448	(3.336)	(0.956)

Total income (loss) from operations	$0.492		$1.316	$(0.067)	$1.880	$(2.896)	$(0.544)

Less Distributions
From net investment income	$(0.182)		$(0.396)	$(0.423)	$(0.430)	$(0.424)	$(0.406)

Total distributions	$(0.182)		$(0.396)	$(0.423)	$(0.430)	$(0.424)	$(0.406)

Net asset value — End of period	$8.620		$8.310	$7.390	$7.880	$6.430	$9.750

Total Return(2)	6.00	%(3)	18.35%	(1.09)%	30.02%	(30.42)%	(5.20)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,081		$22,973	$31,380	$46,335	$46,123	$92,895
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.62	%(4)	1.68%	1.74%	1.76%	1.72%	1.61	%(5)
Interest and fee expense(6)	0.11	%(4)	0.11%	0.12%	0.11%	0.35%	0.52%
Total expenses before custodian fee reduction	1.73	%(4)	1.79%	1.86%	1.87%	2.07%	2.13	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.62	%(4)	1.68%	1.74%	1.76%	1.71%	1.60	%(5)
Net investment income	4.54	%(4)	5.64%	5.14%	5.99%	5.23%	4.00%
Portfolio Turnover	12	%(3)	19%	12%	22%	35%	43%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)

The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

17	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$7.720		$6.860	$7.310	$5.970	$9.050	$9.930

Income (Loss) From Operations
Net investment income(1)	$0.175		$0.400	$0.380	$0.401	$0.408	$0.382
Net realized and unrealized gain (loss)	0.274		0.827	(0.437)	1.339	(3.095)	(0.885)

Total income (loss) from operations	$0.449		$1.227	$(0.057)	$1.740	$(2.687)	$(0.503)

Less Distributions
From net investment income	$(0.169)		$(0.367)	$(0.393)	$(0.400)	$(0.393)	$(0.377)

Total distributions	$(0.169)		$(0.367)	$(0.393)	$(0.400)	$(0.393)	$(0.377)

Net asset value — End of period	$8.000		$7.720	$6.860	$7.310	$5.970	$9.050

Total Return(2)	5.90	%(3)	18.44%	(1.02)%	29.92%	(30.40)%	(5.19)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$160,442		$146,788	$139,798	$162,425	$123,933	$244,680
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.62	%(4)	1.68%	1.73%	1.75%	1.72%	1.61	%(5)
Interest and fee expense(6)	0.11	%(4)	0.11%	0.12%	0.11%	0.35%	0.52%
Total expenses before custodian fee reduction	1.73	%(4)	1.79%	1.85%	1.86%	2.07%	2.13	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.62	%(4)	1.68%	1.73%	1.75%	1.71%	1.60	%(5)
Net investment income	4.51	%(4)	5.60%	5.14%	5.95%	5.23%	3.99%
Portfolio Turnover	12	%(3)	19%	12%	22%	35%	43%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)

The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

18	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$8.350		$7.420	$7.910	$6.440	$9.780	$10.720

Income (Loss) From Operations
Net investment income(2)	$0.230		$0.504	$0.486	$0.505	$0.520	$0.358
Net realized and unrealized gain (loss)	0.295		0.900	(0.474)	1.461	(3.345)	(0.923)

Total income (loss) from operations	$0.525		$1.404	$0.012	$1.966	$(2.825)	$(0.565)

Less Distributions
From net investment income	$(0.225)		$(0.474)	$(0.502)	$(0.496)	$(0.515)	$(0.375)

Total distributions	$(0.225)		$(0.474)	$(0.502)	$(0.496)	$(0.515)	$(0.375)

Net asset value — End of period	$8.650		$8.350	$7.420	$7.910	$6.440	$9.780

Total Return(3)	6.38	%(4)	19.60%	(0.12)%	31.48%	(29.75)%	(5.33	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$147,570		$124,627	$64,318	$27,780	$3,442	$2,060
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.62	%(5)	0.68%	0.73%	0.74%	0.71%	0.61	%(5)
Interest and fee expense(6)	0.11	%(5)	0.11%	0.12%	0.11%	0.35%	0.52	%(5)
Total expenses before custodian fee reduction	0.73	%(5)	0.79%	0.85%	0.85%	1.06%	1.13	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.62	%(5)	0.68%	0.73%	0.74%	0.70%	0.60	%(5)
Net investment income	5.50	%(5)	6.49%	6.10%	6.66%	6.57%	4.94	%(5)
Portfolio Turnover	12	%(4)	19%	12%	22%	35%	43	%(7)

(1)	For the period from the start of business, May 9, 2007, to January 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended January 31, 2008.

19	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $218,903,049 and deferred capital losses of $47,076,361 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on January 31, 2013 ($23,032,310), January 31, 2014 ($6,453,293), January 31, 2016 ($14,863,328), January 31, 2017 ($49,195,524), January 31, 2018 ($115,791,581) and January 31, 2019 ($9,567,013). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

20

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2012. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2012, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $95,167,000 and $159,602,420, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2012 was 0.16% to 0.30%. For the six months ended July 31, 2012, the Fund’s average Floating Rate Notes outstanding and the average interest rate including fees were $90,360,736 and 0.84% (annualized), respectively.

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2012.

The Fund may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

21

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to July 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Fund and BMR, the fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.3150%	3.1500%
$500 million but less than $750 million	0.2925	2.9250
$750 million but less than $1 billion	0.2700	2.9250
$1 billion but less than $1.5 billion	0.2700	2.7000

On average daily net assets of $1.5 billion or more, the rates are further reduced. The fee reductions cannot be terminated without the consent of the Trustees and shareholders. For the six months ended July 31, 2012, the investment adviser fee amounted to $1,682,407 or 0.49% (annualized) of the Fund’s average daily net assets. EVM serves as the administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2012, EVM earned $6,261 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $50,955 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

22

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2012 amounted to $468,472 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended July 31, 2012, the Fund paid or accrued to EVD $77,247 and $565,346 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At July 31, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $9,118,000 and $31,220,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended July 31, 2012 amounted to $25,749 and $188,449 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended July 31, 2012, the Fund was informed that EVD received approximately $1,000, $8,000 and $2,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $114,376,230 and $93,888,189, respectively, for the six months ended July 31, 2012.

23

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012

Sales	5,747,447	8,170,023
Issued to shareholders electing to receive payments of distributions in Fund shares	925,994	1,733,505
Redemptions	(5,870,705)	(14,468,455)
Exchange from Class B shares	398,943	980,073

Net increase (decrease)	1,201,679	(3,584,854)

Class B	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012

Sales	25,311	164,979
Issued to shareholders electing to receive payments of distributions in Fund shares	39,945	101,480
Redemptions	(215,157)	(767,833)
Exchange to Class A shares	(399,944)	(982,879)

Net decrease	(549,845)	(1,484,253)

Class C	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012

Sales	2,155,082	2,447,498
Issued to shareholders electing to receive payments of distributions in Fund shares	290,652	571,124
Redemptions	(1,416,447)	(4,381,497)

Net increase (decrease)	1,029,287	(1,362,875)

Class I	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012

Sales	3,661,306	8,990,368
Issued to shareholders electing to receive payments of distributions in Fund shares	347,084	586,498
Redemptions	(1,889,010)	(3,316,956)

Net increase	2,119,380	6,259,910

24

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$683,002,098

Gross unrealized appreciation	$63,696,590
Gross unrealized depreciation	(30,487,982)

Net unrealized appreciation	$33,208,608

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2012.

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2012 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

9/12	325 U.S. 10-Year Treasury Note	Short	$(43,158,389)	$(43,763,281)	$(604,892)
9/12	268 U.S. 30-Year Treasury Bond	Short	(39,462,510)	(40,476,375)	(1,013,865)

					$(1,618,757)

At July 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

25

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2012 was as follows:

	Fair Value
	Asset Derivative	Liability Derivative
Futures Contracts	$—	$(1,618,757	)(1)

Total	$—	$(1,618,757)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2012 was as follows:

	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures Contracts	$(3,240,941	)(1)	$71	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended July 31, 2012, which is indicative of the volume of this derivative type, was approximately $59,300,000.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$802,810,378	$—	$802,810,378
Taxable Municipal Securities	—	8,567,328	—	8,567,328

Total Investments	$—	$811,377,706	$—	$811,377,706

Liability Description

Futures Contracts	$(1,618,757)	$—	$—	$(1,618,757)

Total	$(1,618,757)	$—	$—	$(1,618,757)

The Fund held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance High Yield Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

28

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board considered the impact of extraordinary market conditions in recent years on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments in high yield municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure the Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with the Fund’s objective of providing current income, and that performance had improved relative to peer funds over recent periods. The Board concluded that the Fund’s performance had been satisfactory on the basis of current income return, and that it was appropriate to continue to monitor the effectiveness of the actions taken by the Adviser to improve Fund performance on the basis of total return, which it noted had improved for periods ended as of December 31, 2011.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

29

Eaton Vance

High Yield Municipal Income Fund

July 31, 2012

Officers and Trustees

Officers of Eaton Vance High Yield Municipal Income Fund

Cynthia J. Clemson

President

Payson F. Swaffield

Vice President

Barbara E. Campbell

Treasurer

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Yield Municipal Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

416-9/12	HYSRC

Eaton Vance Tax-Advantaged Bond Strategies Funds Semiannual Report July 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. A Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

Semiannual Report July 31, 2012

Eaton Vance

Tax-Advantaged Bond Strategies Funds

Table of Contents

Performance and Fund Profile

Tax-Advantaged Bond Strategies Short Term Fund	2
Tax-Advantaged Bond Strategies Intermediate Term Fund	3
Tax-Advantaged Bond Strategies Long Term Fund	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Board of Trustees’ Contract Approval	40

Officers and Trustees	43

Important Notices	44

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2012

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Brian D. Clouser, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception
Class A at NAV	3/27/2009	0.75%	4.14%	4.11%
Class A with 2.25% Maximum Sales Charge	—	–1.53	1.82	3.41
Class C at NAV	3/27/2009	0.37	3.38	3.37
Class C with 1% Maximum Sales Charge	—	–0.63	2.38	3.37
Class I at NAV	3/27/2009	0.96	4.39	4.40
Barclays Capital 5 Year Municipal Bond Index	3/27/2009	1.53%	5.15%	5.49%
Barclays Capital Managed Money 1–7 Year Index	3/27/2009	1.10	4.15	4.46

% After-Tax Returns with Maximum Sales Charge		Inception Date	One Year	Since Inception
Class A After Taxes on Distributions		3/27/2009	1.72%	3.20%
Class A After Taxes on Distributions and Sale of Fund Shares		—	1.45	2.93
Class C After Taxes on Distributions		3/27/2009	2.29	3.19
Class C After Taxes on Distributions and Sale of Fund Shares		—	1.61	2.83
Class I After Taxes on Distributions		3/27/2009	4.30	4.19
Class I After Taxes on Distributions and Sale of Fund Shares		—	3.23	3.82

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I
		0.89%	1.64%	0.64%

% Distribution Rates/Yields[4]		Class A	Class C	Class I
Distribution Rate		0.49%	—	0.74%
SEC 30-day Yield		0.08	–0.65%	0.33

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2012

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception
Class A at NAV	2/1/2010	1.74%	10.78%	8.94%
Class A with 2.25% Maximum Sales Charge	—	–0.54	8.31	7.95
Class C at NAV	2/1/2010	1.45	9.96	8.19
Class C with 1% Maximum Sales Charge	—	0.45	8.96	8.19
Class I at NAV	2/1/2010	1.86	11.06	9.24
Barclays Capital Managed Money Intermediate (1–17 Year) Index	2/1/2010	1.83%	8.91%	6.49%
Barclays Capital 7 Year Municipal Bond Index	2/1/2010	1.91	7.97	6.71

% After-Tax Returns with Maximum Sales Charge		Inception Date	One Year	Since Inception
Class A After Taxes on Distributions		2/1/2010	8.14%	7.85%
Class A After Taxes on Distributions and Sale of Fund Shares		—	5.77	6.93
Class C After Taxes on Distributions		2/1/2010	8.79	8.08
Class C After Taxes on Distributions and Sale of Fund Shares		—	5.93	7.02
Class I After Taxes on Distributions		2/1/2010	10.89	9.13
Class I After Taxes on Distributions and Sale of Fund Shares		—	7.67	8.08

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I
Gross		1.11%	1.86%	0.86%
Net		0.95	1.70	0.70

% Distribution Rates/Yields[4]		Class A	Class C	Class I
Distribution Rate		0.81%	0.07%	1.06%
SEC 30-day Yield		0.58	–0.15	0.84

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2012

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception
Class A at NAV	2/1/2010	3.95%	17.10%	11.54%
Class A with 4.75% Maximum Sales Charge	—	–0.96	11.59	9.39
Class C at NAV	2/1/2010	3.58	16.07	10.69
Class C with 1% Maximum Sales Charge	—	2.58	15.07	10.69
Class I at NAV	2/1/2010	4.08	17.29	11.78
Barclays Capital Managed Money 10+ Year Index	2/1/2010	3.63%	15.09%	8.75%
Barclays Capital 15 Year Municipal Bond Index	2/1/2010	3.13	12.98	8.37

% After-Tax Returns with Maximum Sales Charge		Inception Date	One Year	Since Inception
Class A After Taxes on Distributions		2/1/2010	11.49%	8.98%
Class A After Taxes on Distributions and Sale of Fund Shares		—	8.18	8.11
Class C After Taxes on Distributions		2/1/2010	14.97	10.27
Class C After Taxes on Distributions and Sale of Fund Shares		—	10.20	9.14
Class I After Taxes on Distributions		2/1/2010	17.18	11.35
Class I After Taxes on Distributions and Sale of Fund Shares		—	12.01	10.22

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I
Gross		2.16%	2.91%	1.91%
Net		0.95	1.70	0.70

% Distribution Rates/Yields[4]		Class A	Class C	Class I
Distribution Rate		1.67%	0.87%	1.91%
SEC 30-day Yield		1.28	0.61	1.59

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Endnotes and Additional Disclosures

[1]

Barclays Capital 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4-6 years. Barclays Capital Municipal Managed Money Index is a rules-based, market-value-weighted index engineered for the tax-exempt bond market. Barclays Capital Managed Money 1-7 Year Index is an unmanaged, tax-exempt bond market index that measures the 1-7 year maturity component of the Barclays Capital Municipal Managed Money Index and such Index performance is available as of month end only. Barclays Capital Managed Money Intermediate (1-17 Year) Index is an unmanaged, tax-exempt bond market index that measures the 1-17 year maturity component of Barclays Capital Municipal Managed Money Bond Index. Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Barclays Capital Managed Money Long Index (10+ year) is an unmanaged, tax-exempt bond market index that measures the 10+ year maturity component of the Barclays Capital Municipal Managed Money Index. Barclays Capital 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement for Tax-Advantaged Bond Strategies Intermediate Term Fund and Tax-Advantaged Bond Strategies Long Term Fund that continues through 5/31/13. Without the reimbursement, performance would have been lower.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

5

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 – July 31, 2012).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Expenses Paid During Period* (2/1/12 – 7/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.50	$4.39	0.88%
Class C	$1,000.00	$1,003.70	$8.12	1.63%
Class I	$1,000.00	$1,009.60	$3.15	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.42	0.88%
Class C	$1,000.00	$1,016.80	$8.17	1.63%
Class I	$1,000.00	$1,021.70	$3.17	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2012.

6

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Fund Expenses — continued

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Expenses Paid During Period* (2/1/12 – 7/31/12)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,017.40	$4.77	**	0.95%
Class C	$1,000.00	$1,014.50	$8.51	**	1.70%
Class I	$1,000.00	$1,018.60	$3.51	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.77	**	0.95%
Class C	$1,000.00	$1,016.40	$8.52	**	1.70%
Class I	$1,000.00	$1,021.40	$3.52	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2012.

**	Absent an allocation of expenses to an affiliate, expenses would be higher.

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Expenses Paid During Period* (2/1/12 – 7/31/12)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.50	$4.82	**	0.95%
Class C	$1,000.00	$1,035.80	$8.60	**	1.70%
Class I	$1,000.00	$1,040.80	$3.55	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.77	**	0.95%
Class C	$1,000.00	$1,016.40	$8.52	**	1.70%
Class I	$1,000.00	$1,021.40	$3.52	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2012.

**	Absent an allocation of expenses to an affiliate, expenses would be higher.

7

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 92.7%

Security	Principal Amount (000’s omitted)	Value

Education — 9.5%
Chaska, MN, Independent School District No. 112, 2.00%, 2/1/17	$2,835	$2,994,497
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), Series F, 5.00%, 7/1/18	85	99,446
Florida Board of Education, Lottery Revenue, 4.00%, 7/1/14	15,530	16,571,597
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	19,425	23,579,036
Florida Board of Governors, (University of Central Florida), 5.00%, 7/1/20	100	120,321
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/18	2,000	2,490,380
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/21	2,000	2,585,480
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 5/15/19	3,000	3,678,540
North Penn, PA, School District, 5.00%, 3/1/21	3,010	3,656,398
Seminole County, FL, School Board, 5.00%, 7/1/20	1,710	2,062,995
Texas Tech University, 3.00%, 8/15/16	500	548,190
University of Arkansas, 4.00%, 12/1/14	810	876,193
University of Arkansas, 4.00%, 12/1/15	670	745,603
University of Iowa Facilities Corp., (Medical Education & Biomedical Research Facility), 3.75%, 6/1/17	1,005	1,128,655
University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	3,120	3,260,462
University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	400	424,656
University of Maryland, Auxiliary Facility & Tuition Revenue, 5.00%, 4/1/17	2,120	2,545,357
University of North Carolina System, 5.00%, 5/1/18	1,365	1,651,159
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20(1)	1,000	1,257,370
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/21(1)	960	1,217,856
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/14	5,340	5,716,203
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	2,202,055
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 9/1/20	12,445	15,625,071
Virginia Public School Authority, 4.00%, 7/15/13	245	253,957
Virginia Public School Authority, 5.00%, 1/15/19	2,000	2,466,540
Wisconsin School Districts Cash Flow Administration Program, 1.00%, 10/15/12	5,175	5,182,245

		$102,940,262

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 3.0%
California Department of Water Resources, Power Supply Revenue, 4.00%, 5/1/16	$250	$281,747
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/14	735	795,366
Energy Northwest, WA, (Bonneville Power Administration), 5.00%, 7/1/17	5,000	6,019,800
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/19	7,500	9,318,600
Omaha, NE, Public Power District, 3.00%, 2/1/16	950	1,032,232
Salt River, AZ, Agricultural Improvements and Power District, 2.00%, 12/1/12	14,250	14,337,067
Salt River, AZ, Agricultural Improvements and Power District, 3.00%, 12/1/16	465	512,370

		$32,297,182

Escrowed / Prerefunded — 4.8%
Mansfield, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.00%, 2/15/29	$15,400	$16,511,110
Massachusetts, Prerefunded to 8/1/13, 5.25%, 8/1/20	130	136,512
Massachusetts Bay Transportation Authority, Escrowed to Maturity, 4.00%, 7/1/15	870	961,393
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	930,202
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	1,000	1,060,540
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.45%, 2/1/13	10	10,115
Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/1/14, 5.00%, 8/1/29	700	765,625
Metropolitan Government of Nashville & Davidson County, TN, Escrowed to Maturity, 5.00%, 2/1/13	1,500	1,536,315
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/14, 5.25%, 9/1/29	1,000	1,101,510
New York, NY, Prerefunded to 10/15/13, 5.25%, 10/15/13	7,500	7,957,725
New York, NY, Series C, Prerefunded to 9/15/13, 5.25%, 9/15/33	5,155	5,448,319
New York, NY, Series J, Prerefunded to 6/1/13, 5.25%, 6/1/28	5,000	5,212,350
New York, NY, Transitional Finance Authority, Prerefunded to 8/1/13, 5.00%, 8/1/21	3,830	4,015,066
North Carolina, Prerefunded to 3/1/15, 5.25%, 3/1/23	830	933,767
Ohio, Prerefunded to 3/15/14, 5.00%, 3/15/24	1,000	1,076,760
Ohio Water Development Authority, Pollution Control Revenue, Prerefunded to 6/1/14, 5.00%, 6/1/17	785	851,992
Orange County, NC, Prerefunded to 2/1/14, 4.25%, 2/1/20	1,420	1,505,115
Palmdale, CA, Community Redevelopment Agency, Escrowed to Maturity, 8.00%, 3/1/16	1,000	1,264,710

8	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
San Benito, TX, Consolidated Independent School District, Prerefunded to 2/15/14, 5.00%, 2/15/20	$1,095	$1,174,541

		$52,453,667

General Obligations — 46.3%
Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	$340	$356,395
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/15	720	755,618
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 7/1/15	695	735,574
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/16	1,020	1,087,106
Arlington, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/13	1,000	1,026,200
Atlantic County, NJ, 2.50%, 10/1/14	730	761,660
Beaumont, TX, Independent School District, (PSF Guaranteed), 2.00%, 2/15/14	420	431,201
Beaumont, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/15	740	789,040
Bergen County, NJ, 3.25%, 11/1/16	2,395	2,664,653
Bexar County, TX, 5.00%, 6/15/17	1,050	1,261,533
Brown County, WI, 4.00%, 11/1/21	620	726,200
Cary, NC, 5.00%, 6/1/18	195	240,845
Charleston County, SC, 3.00%, 11/1/12	4,625	4,657,652
Chesterfield County, VA, 5.00%, 1/1/20	6,755	8,557,572
Clark County, NV, 5.00%, 11/1/17	2,500	2,999,250
Clark County, WA, 5.00%, 12/1/18	685	842,201
Clark County, WA, 5.00%, 12/1/20	900	1,130,400
Clark County, WA, School District No. 117 Camas, 3.00%, 12/1/15(1)	1,015	1,087,918
Clark County, WA, School District No. 117 Camas, 5.00%, 12/1/16(1)	6,175	7,233,951
Clark County, WA, School District No. 117 Camas, 5.00%, 12/1/17(1)	2,950	3,539,262
Clear Creek, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/19	1,275	1,577,277
Collin County, TX, 5.00%, 2/15/19	1,000	1,232,490
Columbia County, GA, School District, 5.00%, 4/1/16	1,000	1,166,670
Columbus, OH, 2.50%, 7/1/13	4,415	4,509,393
Comal County, TX, 4.00%, 2/1/18	2,200	2,529,054
Dallas, TX, Independent School District, 4.00%, 2/15/13	1,500	1,530,810
Dallas, TX, Independent School District, 5.50%, 2/15/18	240	299,755
Deer Park, TX, Independent School District, 3.00%, 2/15/15	125	133,008

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties, IL, Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16	$500	$470,895
Del Mar College District, TX, 4.00%, 8/15/16	1,000	1,137,620
Denton, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	825	806,957
Duluth, MN, 4.00%, 2/1/13	370	376,756
Edinburg, TX, Consolidated Independent School District, (PSF Guaranteed), 3.00%, 2/15/17	1,000	1,096,370
Eugene, OR, 3.00%, 6/1/18	1,380	1,535,429
Fitchburg, MA, 4.00%, 12/1/16	570	644,824
Florida Board of Public Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/17	1,350	1,620,905
Fort Worth, TX, Independent School District, 5.00%, 2/15/14	500	536,280
Fort Worth, TX, Independent School District, 5.00%, 2/15/19	2,535	3,133,488
Frisco, TX, 4.00%, 2/15/19	155	180,403
Garland, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/15	3,000	2,955,750
Garland, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/16	1,525	1,486,280
Garland, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/19	1,175	1,064,997
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/16	200	205,244
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/18	300	306,549
Garland, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/20	11,160	14,022,205
Georgia, 4.00%, 1/1/17	885	1,017,830
Georgia, 5.00%, 7/1/14	1,575	1,717,475
Georgia, 5.00%, 5/1/15	315	355,005
Georgia, 5.00%, 12/1/18	10,245	12,793,649
Georgia, 5.50%, 7/1/14	3,150	3,465,031
Georgia, 5.75%, 9/1/13	4,850	5,142,115
Georgia, 5.75%, 8/1/14	500	554,560
Gloucester County, NJ, 2.00%, 9/15/17	280	292,188
Guilford County, NC, Series A, 5.00%, 3/1/19	4,000	5,000,160
Guilford County, NC, Series A, 5.00%, 8/1/19	1,265	1,594,861
Guilford County, NC, Series C, 5.00%, 4/1/18	1,160	1,426,707
Guilford County, NC, Series D, 5.00%, 8/1/19	10,190	12,847,144
Harris County, TX, Prerefunded to 10/1/18, 5.75%, 10/1/23	770	983,321
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,250	5,209,820
Henrico County, VA, 5.00%, 8/1/18	3,225	4,001,806
Hunterdon, NJ, Central Regional High School District, 4.00%, 9/15/19	520	602,056
Irving, TX, Independent School District, 4.00%, 2/15/17	420	483,559

9	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Jackson County, GA, School District, 5.00%, 3/1/19	$5,000	$6,115,550
Kenston Local School District, OH, 4.00%, 12/1/14	765	825,098
Kenston Local School District, OH, 5.00%, 12/1/15	665	757,694
King County, WA, 4.00%, 12/1/19	1,500	1,778,460
King County, WA, School District No. 414 Lake Washington, 4.00%, 12/1/15	1,755	1,950,577
King County, WA, School District No. 414 Lake Washington, 4.00%, 12/1/16	1,790	2,037,235
King County, WA, School District No. 414 Lake Washington, 4.00%, 12/1/16	2,305	2,607,577
King County, WA, School District No. 414 Lake Washington, 4.00%, 12/1/17	2,135	2,468,871
King County, WA, School District No. 414 Lake Washington, 5.00%, 6/1/17	1,320	1,567,619
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/20	1,005	1,191,096
Larimer, Weld & Boulder Counties, CO, School District No. R2-J Thompson, 5.00%, 12/15/20	6,425	8,096,913
Las Cruces, NM, School District No. 2, 4.00%, 8/1/15	1,000	1,100,840
Lewisville, TX, Independent School District, 0.00%, 8/15/13	1,615	1,610,397
Lewisville, TX, Independent School District, 5.00%, 8/15/18	1,365	1,672,698
Lexington, MA, 5.00%, 2/15/14	1,095	1,175,187
Lone Star College System, TX, 5.00%, 8/15/17	2,300	2,779,182
Lone Star College System, TX, 5.00%, 2/15/19	450	554,621
Lone Star College System, TX, 5.00%, 2/15/20	720	891,295
Loudoun County, VA, 5.00%, 12/1/18	5,080	6,351,579
Lower Merion School District, PA, 3.00%, 5/15/14	4,690	4,917,465
Lubbock, TX, 3.00%, 2/15/17	2,195	2,409,627
Lubbock, TX, Independent School District, 4.00%, 2/15/15	1,000	1,091,510
Maricopa County, AZ, Community College District, 2.00%, 7/1/14	2,845	2,931,004
Maryland, 4.00%, 8/15/21	10,000	12,089,800
Maryland, 5.00%, 3/1/13	60	61,700
Maryland, 5.00%, 11/1/17	5,415	6,621,895
Maryland, 5.00%, 8/1/18	17,110	21,219,993
Maryland, 5.00%, 3/1/19	5,465	6,831,469
Maryland, 5.00%, 11/1/19	7,925	10,040,103
Maryland, 5.00%, 3/15/20	3,000	3,811,710
Massachusetts, 4.00%, 1/1/15	500	543,310
Massachusetts, 5.00%, 8/1/17	2,500	3,020,875
Mecklenburg County, NC, 4.00%, 12/1/19	1,900	2,277,834
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	9,650,365
Medina County, OH, Library District, 5.00%, 12/1/21	1,000	1,236,460
Metro, OR, Regional Center, 5.00%, 6/1/18	2,010	2,477,405
Metro, OR, Regional Center, 5.00%, 6/1/19	1,000	1,253,570
Metro, OR, Regional Center, 5.00%, 6/1/20	6,495	8,258,652

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Middlesex County, NJ, 2.00%, 6/1/14	$3,510	$3,617,581
Middlesex County, NJ, 2.50%, 6/1/15	3,295	3,487,823
Midland, TX, College District, 0.00%, 2/15/16	845	815,518
Minnesota, 4.00%, 8/1/15	1,000	1,107,150
Minnesota, 4.00%, 8/1/16	1,750	1,992,637
Minnesota, 4.00%, 8/1/19	3,000	3,571,920
Minnesota, 5.00%, 8/1/17	1,000	1,212,180
Minnesota, 5.00%, 6/1/18	1,000	1,232,540
Minnesota, 5.00%, 8/1/18	90	111,381
Minnesota, 5.00%, 12/1/18	7,500	9,355,350
Mississippi, 5.00%, 10/1/21	750	895,508
Missouri, (Water Pollution Control), 5.00%, 10/1/13	1,000	1,056,030
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,249,713
Monmouth County, NJ, 4.25%, 9/15/12	145	145,705
Montclair, NJ, 2.00%, 3/1/14	1,205	1,228,943
Montclair, NJ, 3.00%, 3/1/15	1,285	1,354,493
Montclair, NJ, 3.00%, 3/1/16	1,365	1,455,718
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/14	800	828,472
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/15	835	880,157
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/16	870	927,820
Morris County, NJ, 5.00%, 2/15/17	1,650	1,971,156
Morris County, NJ, 5.00%, 2/15/19	1,720	2,139,405
Mountain View – Los Altos, CA, Union High School District, 0.00%, 8/1/24	1,000	658,580
New Hanover County, NC, 5.00%, 12/1/18	430	537,569
North Carolina, 5.00%, 4/1/16	1,000	1,165,870
North Carolina, 5.00%, 5/1/21	3,860	4,873,559
Northside, TX, Independent School District, 3.00%, 8/1/15	265	285,090
Ocean County, NJ, 3.00%, 9/1/14	775	806,512
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,376,220
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,360,063
Ohio, 4.00%, 9/1/15	935	1,035,550
Ohio, 5.00%, 9/15/15	900	1,024,830
Ohio, 5.00%, 3/15/19	10,000	12,311,000
Ohio, Higher Education Board, 5.00%, 8/1/19	5,425	6,730,689
Oklahoma County, OK, Independent School District No. 12 Edmond, 0.50%, 3/1/13	1,975	1,977,785
Oklahoma County, OK, Independent School District No. 12 Edmond, 2.00%, 3/1/15	2,500	2,594,300
Oklahoma County, OK, Independent School District No. 89 Oklahoma City, 2.00%, 7/1/15	3,670	3,823,222
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	450	515,768

10	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Pennsylvania, 5.00%, 2/15/17	$2,500	$2,982,900
Pennsylvania, 5.00%, 6/1/18	2,000	2,455,120
Pennsylvania, 5.00%, 2/15/19	2,000	2,477,860
Pennsylvania, 5.00%, 6/1/19	15,000	18,696,300
Pflugerville, TX, 3.00%, 8/1/17	2,245	2,478,817
Pharr – San Juan – Alamo, TX, Independent School District, 3.00%, 2/1/15	2,020	2,151,967
Pima County, AZ, 4.00%, 7/1/18	2,400	2,774,520
Prosper, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	615	595,603
Ramsey, NJ, School District, 2.00%, 1/15/16	1,850	1,928,292
Richardson, TX, Independent School District, 3.00%, 2/15/13	1,500	1,522,980
Richmond County, GA, Board of Education, 3.00%, 10/1/17	2,425	2,687,991
Richmond County, GA, Board of Education, 5.00%, 10/1/16	2,500	2,944,050
Richmond County, GA, Board of Education, 5.00%, 10/1/17	2,000	2,418,660
Roma, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	235	230,112
Roseville, MN, Independent School District No. 623, 2.00%, 2/1/13	1,325	1,335,931
Salt Lake City, UT, 4.00%, 6/15/19	1,550	1,844,686
San Antonio, TX, 4.00%, 8/1/15	800	884,456
Seattle, WA, 5.00%, 12/1/18	2,305	2,864,147
Shelby County, TN, 4.75%, 3/1/18	4,205	5,059,456
Spring Branch, TX, Independent School District, 5.00%, 2/1/18	1,875	2,289,094
St. Louis County, MO, School District C-2 Parkway, 2.50%, 3/1/15	2,045	2,158,232
St. Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	645	823,723
St. Mary’s County, MD, 3.00%, 7/15/13	935	960,731
St. Mary’s County, MD, 3.00%, 7/15/15	920	992,496
Stamford, CT, 4.00%, 12/15/20	1,615	1,904,650
Suffolk, VA, 4.00%, 8/1/18	1,000	1,168,440
Sumner County, TN, 2.00%, 6/1/15	1,000	1,044,510
Sumner County, TN, 3.00%, 6/1/16	1,000	1,094,080
Sumner County, TN, 5.00%, 6/1/16	3,000	3,509,670
Susquehanna Township, PA, School District, 3.00%, 5/15/18(1)	690	745,607
Tatum, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22(1)	520	583,918
Tomball, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/20	50	55,273
Tomball, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/13	300	307,776
Tyler, TX, Independent School District, 4.00%, 2/15/14	130	137,396

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/15	$1,755	$1,997,629
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/20	1,760	2,228,213
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/21	1,180	1,505,999
Utah, 5.00%, 7/1/19	8,495	10,692,402
Virginia, 5.00%, 6/1/21	1,000	1,289,870
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,918,886
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,254,370
Wake County, NC, 4.00%, 2/1/17	2,500	2,880,800
Wake County, NC, 5.00%, 3/1/14	1,880	2,020,962
Washington, 5.00%, 7/1/18	15,000	18,370,950
Washington, 5.00%, 2/1/20	5,845	7,315,485
Whitney, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/21(1)	620	496,930
Whitney, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/22(1)	870	666,298
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/18(1)	500	524,625
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/19(1)	815	854,487
Wylie, TX, Independent School District, (PSF Guaranteed), 4.00%, 8/15/20	1,655	1,956,508

		$503,005,828

Hospital — 4.1%
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/14	$1,895	$2,032,463
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/15	1,435	1,586,522
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 4.00%, 8/15/18	300	344,640
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/19	1,000	1,222,350
Florence County, SC, Hospital Revenue, (McLeod Regional Medical Center), 5.00%, 11/1/18	845	1,007,003
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/16	1,160	1,290,222
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,657,712
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/20	2,445	2,795,589
Illinois Finance Authority Revenue, (Ascenison Health), 5.00%, 11/15/22	1,000	1,218,180
Indiana Finance Authority Hospital Revenue, (Indiana University Health), 5.00%, 3/1/19	5,000	5,798,750

11	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Indiana Finance Authority Hospital Revenue, (Indiana University Health), 5.00%, 3/1/20	$6,395	$7,468,529
Indiana Finance Authority Hospital Revenue, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,422,412
New York State Dormitory Authority Revenues, (Kettering Cancer Center), 4.00%, 7/1/15	225	248,015
New York State Dormitory Authority Revenues, (Kettering Cancer Center), 4.00%, 7/1/16	225	254,336
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	945,470
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	696,888
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/18	1,190	1,375,628
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 2.00%, 8/15/15	330	336,346
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/17	135	142,336
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	382,797
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/19	730	759,076
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,950,097
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,684,555
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,579,436
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,318,938

		$44,518,290

Industrial Development Revenue — 0.3%
Missouri Redevelopment Finance Board Cultural Facilities, (Nelson Gallery Foundation), 3.00%, 12/1/13(1)	$595	$615,403
Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	2,000	2,183,400

		$2,798,803

Insured – Education — 0.2%
Collier County, FL, School Board, (AGM), 5.00%, 2/15/22	$1,525	$1,715,808

		$1,715,808

Insured – Escrowed / Prerefunded — 4.4%
Akron-Summit County, OH, Public Library, (FGIC), (NPFG), Prerefunded to 12/1/12, 5.00%, 12/1/19	$1,000	$1,016,110

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Anchorage, AK, (NPFG), Prerefunded to 3/1/15, 5.00%, 3/1/19	$250	$279,788
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,579,880
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	5,515	6,489,280
King County, WA, School District No. 405 Bellevue, (FGIC), (NPFG), Prerefunded to 12/1/12, 5.00%, 12/1/17	1,000	1,016,150
Los Angeles, CA, Unified School District, (AGM), Prerefunded to 7/1/13, 5.00%, 7/1/23	2,050	2,140,548
Massachusetts, (AGM), Prerefunded to 1/1/13, 5.375%, 1/1/18	7,600	7,764,160
Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	375	414,232
Massachusetts Water Resources Authority, (NPFG), Escrowed to Maturity, 6.25%, 12/1/12	1,000	1,020,260
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), Prerefunded to 6/15/15, 5.00%, 6/15/18	2,175	2,462,230
New Jersey Transportation Trust Fund Authority, (Transportation System), (NPFG), Prerefunded to 6/15/15, 5.25%, 6/15/21	3,065	3,491,648
Oregon Department of Administrative Services, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/17	1,235	1,336,962
Pennsylvania, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/14	35	36,546
Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/22	290	302,754
Seattle, WA, Water System Revenue, (NPFG), Prerefunded to 9/1/13, 5.00%, 9/1/15	8,005	8,422,541
Seattle, WA, Water System Revenue, (NPFG), Prerefunded to 9/1/13, 5.00%, 9/1/17	8,750	9,206,400

		$47,979,489

Insured – General Obligations — 0.8%
Bexar County, TX, (AGM), 4.00%, 6/15/13	$60	$61,962
Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,000	5,571,300
Frisco, TX, (FGIC), (NPFG), 5.00%, 2/15/23	1,485	1,677,397
Governor Mifflin, PA, School District, (AGM), 5.00%, 3/15/17	310	359,665
Henderson, NV, (FGIC), (NPFG), 5.00%, 6/1/22	700	775,621
Washington, (XLCA), 0.00%, 12/1/16	200	191,556

		$8,637,501

12	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.1%
Carbon County, PA, Hospital Authority, (AGM), 3.00%, 11/15/15	$1,000	$1,052,000
Carbon County, PA, Hospital Authority, (AGM), 4.00%, 11/15/17	535	594,428

		$1,646,428

Insured – Lease Revenue / Certificates of Participation — 1.1%
Orange County, FL, School Board, (NPFG), 5.00%, 8/1/19	$6,500	$7,271,030
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	4,655	5,289,895

		$12,560,925

Insured – Other Revenue — 0.0%(2)
Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGM), Prerefunded to 6/1/13, 5.00%, 6/1/43	$5	$5,200

		$5,200

Insured – Special Tax Revenue — 0.5%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	$2,300	$2,461,322
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.75%, 1/1/32	1,200	1,292,652
Utah Transit Authority, Sales Tax Revenue, (AGM), Prerefunded to 12/15/15, 5.00%, 6/15/18	2,000	2,306,980

		$6,060,954

Insured – Transportation — 0.4%
Central Puget Sound, WA, Regional Transportation Authority, (FGIC), (NPFG), 5.25%, 2/1/15	$1,865	$2,089,192
Montana Department of Transportation, (NPFG), 5.00%, 6/1/15	1,880	2,113,157

		$4,202,349

Insured – Water and Sewer — 0.2%
Albuquerque Bernalillo County, NM, Water Utility Authority, (AMBAC), 5.00%, 7/1/16	$1,800	$2,035,638

		$2,035,638

Lease Revenue / Certificates of Participation — 2.4%
Cupertino, CA, 2.00%, 7/1/17	$2,135	$2,239,273
Cupertino, CA, 3.00%, 7/1/19	1,220	1,332,240
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/18	2,395	2,887,915

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/19	$2,420	$2,967,936
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/20	660	815,219
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/21	2,155	2,687,695
Orange County, FL, School Board, 5.00%, 8/1/13	500	523,075
Orange County, FL, School Board, 5.00%, 8/1/14	3,320	3,615,812
Orange County, FL, School Board, 5.00%, 8/1/15	5,000	5,616,200
Orange County, FL, School Board, 5.00%, 8/1/17	540	629,894
Orange County, FL, School Board, 5.00%, 8/1/18	675	797,033
Orange County, FL, School Board, 5.00%, 8/1/19	750	895,808
Virginia Resources Authority Infrastructure Revenue, (Pooled Funding Program), 4.00%, 11/1/19	1,000	1,195,230

		$26,203,330

Other Revenue — 1.6%
Illinois Educational Facilities Authority, (University of Chicago), 1.875%, to 2/12/15 (Put Date), 7/1/36	$3,525	$3,583,762
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 12/15/19	4,000	4,431,040
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/20	2,040	2,233,229
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	550	600,149
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,230,791
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/20	4,590	5,815,438

		$17,894,409

Special Tax Revenue — 6.7%
Battery Park City Authority, NY, 5.25%, 11/1/22	$1,000	$1,060,760
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	1,045	1,169,209
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/17	1,000	1,135,660
Collier County, FL, Special Obligation, 5.00%, 10/1/15	2,605	2,960,895
Hillsborough County, FL, Capital Improvement Program Revenue, 5.00%, 8/1/21	5,060	6,310,781
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/20	5,000	6,065,050
New Mexico, Severance Tax, 5.00%, 7/1/15	1,425	1,611,547
New York State Dormitory Authority Revenue, 5.00%, 8/15/19	8,500	10,539,830
New York State Urban Development Corp., 5.00%, 3/15/19	1,100	1,352,340
New York, NY, Transitional Finance Authority, 1.50%, 11/1/12	14,940	14,991,244

13	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York, NY, Transitional Finance Authority, 4.00%, 11/1/12	$5,000	$5,048,400
New York, NY, Transitional Finance Authority, 5.00%, 11/1/18	5,000	6,153,550
New York, NY, Transitional Finance Authority, 5.00%, 11/1/19	6,530	8,125,344
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,120	1,405,387
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	172,375
Watauga, NC, Public Facilities Corp., 4.00%, 6/1/19	2,800	3,199,980
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,413,972

		$72,716,324

Transportation — 2.3%
Kansas Department of Transportation, 4.00%, 9/1/15	$1,000	$1,108,840
Kansas Department of Transportation, 5.00%, 9/1/15	1,500	1,709,145
Maryland Department of Transportation, 4.00%, 5/15/16	1,305	1,481,736
Maryland Department of Transportation, 5.25%, 12/15/17	1,900	2,356,247
Mesa, AZ, Highway Revenue, 5.00%, 7/1/20	1,225	1,367,565
Mesa, AZ, Highway Revenue, 5.00%, 7/1/21	1,550	1,730,389
Ohio, Major New State Infrastructure Project, 5.50%, 6/15/14	405	442,900
San Bernardino County, CA, Transportation Authority, 4.00%, 3/1/22	425	506,137
Virginia Commonwealth Transportation Board, 5.00%, 4/1/18	2,000	2,434,460
Virginia Commonwealth Transportation Board, 5.00%, 9/15/21	9,325	11,727,493

		$24,864,912

Water and Sewer — 4.0%
Alabama Drinking Water Finance Authority, 3.00%, 8/15/13	$1,000	$1,026,870
Alabama Drinking Water Finance Authority, 3.00%, 8/15/14	3,135	3,289,336
Alabama Drinking Water Finance Authority, 4.00%, 8/15/16	2,880	3,221,770
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	350	398,825
Joliet, IL, Waterworks and Sewage Revenue, 4.00%, 1/1/15	685	730,121
Joliet, IL, Waterworks and Sewage Revenue, 5.00%, 1/1/16	825	924,181
Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/12	1,010	1,022,292
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	6,410	8,209,607
Metropolitan Saint Louis Sewer District, MO, 5.00%, 5/1/15	1,295	1,457,186
Michigan Finance Authority, (Revolving Fund – Clean Water), 5.00%, 10/1/20	10,000	12,594,700
Montgomery, AL, Water Works & Sanitary Sewer Board, 4.00%, 3/1/18	1,000	1,153,340
New York State Environmental Facilities Corp. Revenue, 5.00%, 8/15/20	4,485	5,685,500
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,282,007

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	$275	$340,981
Tucson, AZ, Water System Revenue, 5.00%, 7/1/18	1,500	1,833,240

		$43,169,956

Total Tax-Exempt Investments — 92.7% (identified cost $976,109,681)		$1,007,707,255

Taxable Municipal Securities — 0.0%(2)

Security	Principal Amount (000’s omitted)	Value

Education — 0.0%(2)
Virginia Public School Authority, 4.167%, 8/1/18	$225	$257,711

Total Taxable Municipal Securities — 0.0% (identified cost $225,000)		$257,711

Short-Term Investments — 3.7%

Security	Principal Amount (000’s omitted)	Value

Short-Term Investments – Tax Exempt — 3.7%
Texas, 2.50%, 8/30/12	$40,000	$40,077,200

Total Short-Term Investments — 3.7% (identified cost $40,070,126)		$40,077,200

Total Investments — 96.4% (identified cost $1,016,404,807)		$1,048,042,166

Other Assets, Less Liabilities — 3.6%		$39,576,919

Net Assets — 100.0%		$1,087,619,085

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

At July 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	12.3%
Others, representing less than 10% individually	84.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2012, 8.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from less than 0.05% to 3.7% of total investments.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 94.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.6%
New Hampshire Municipal Bond Bank, 5.00%, 1/15/21	$1,330	$1,662,660

		$1,662,660

Education — 4.6%
Illinois Finance Authority, (University of Chicago), 5.00%, 10/1/30	$1,250	$1,498,313
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/31	5,650	6,389,077
Texas A&M University, 5.00%, 5/15/23	750	835,155
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	609,970
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26	1,165	1,410,034
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/28	1,000	1,226,300
Virginia College Building Authority, (Public Higher Education Financing), 5.00%, 9/1/20	1,455	1,826,796

		$13,795,645

Electric Utilities — 3.4%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/19	$5,000	$6,212,400
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	1,095	1,352,183
New York Power Authority, 5.00%, 11/15/29	500	602,795
Snohomish County, WA, Public Utility District No. 1, 5.00%, 12/1/18	1,680	2,056,135

		$10,223,513

Escrowed / Prerefunded — 4.7%
Cypress-Fairbanks, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.125%, 2/15/24	$1,320	$1,418,406
Mansfield, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.00%, 2/15/29	8,000	8,577,200
New Jersey Economic Development Authority, (Cigarette Tax), Prerefunded to 6/15/14, 5.75%, 6/15/29	3,620	3,987,973
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	23,548

		$14,007,127

General Obligations — 42.8%
Alexandria, VA, 4.00%, 6/15/22	$5,000	$6,073,400
Arlington County, VA, 3.00%, 8/15/13	3,420	3,521,266
Arlington County, VA, 5.00%, 8/15/14	3,565	3,908,381
Bloomfield, CT, 4.00%, 10/15/20	140	165,585
Brazos, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/19	390	433,579

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Brazos, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/20	$405	$450,688
Brazos, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/21	415	464,115
Brenham, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/29(1)	1,355	731,537
Brookline, MA, 4.00%, 5/15/21	1,200	1,447,020
Cambridge, MA, 5.00%, 1/1/19	3,430	4,267,366
Chesterfield County, VA, 5.00%, 1/1/13	850	867,221
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,213,900
Connecticut, 5.00%, 12/1/20	50	58,658
Conroe, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/24	1,000	1,209,670
Coronado, CA, Unified School District, 5.00%, 8/1/26	990	1,224,481
Eagle Mountain & Saginaw, TX, Independent School District, 0.00%, 8/15/18	100	92,518
Foothill-De Anza, CA, Community College District, 4.00%, 8/1/19	150	177,776
Garland, TX, 5.00%, 2/15/25	1,000	1,196,670
Georgia, 5.00%, 7/1/26	3,000	3,808,980
Georgia, 5.00%, 7/1/30	3,000	3,722,040
Grand Prairie, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,580,008
Groton, CT, 4.00%, 7/15/19	100	118,785
Hamilton County, TN, 5.00%, 1/1/18	500	610,060
Hempfield, PA, School District, 5.00%, 10/15/27	2,000	2,344,880
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,238,090
Houston, TX, Community College System, 5.25%, 2/15/27	1,000	1,226,990
Howard County, MD, 4.00%, 2/15/22	100	114,536
Howard County, MD, 5.00%, 8/15/19	2,000	2,523,520
Lake County, IL, Community Consolidated School District No. 50, 5.50%, 1/1/24	500	610,445
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	1,500	1,738,785
Louisiana, 5.00%, 7/15/20	3,000	3,770,280
Louisiana, 5.00%, 8/1/23	4,000	5,071,960
Louisiana, 5.00%, 9/1/25	2,000	2,411,780
Lynchburg, VA, 3.00%, 12/1/16	750	828,067
Maricopa County, AZ, Community College District, 4.00%, 7/1/21	1,775	2,084,169
Massachusetts, 5.00%, 6/1/24	3,000	3,656,280
Massachusetts, 5.25%, 8/1/22	1,000	1,311,560
Mecklenburg County, NC, 5.00%, 3/1/19	50	62,502
Menlo Park, CA, City School District, 5.00%, 7/1/29	1,000	1,224,750
Minnesota, 5.00%, 10/1/22	1,000	1,282,610
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/29	1,000	1,205,910
Mountain View Los Altos, CA, Union High School District, 0.00%, 8/1/25	2,300	1,433,521

16	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Mountain View Los Altos, CA, Union High School District, 0.00%, 8/1/26	$500	$295,915
Nashua, NH, 5.00%, 3/15/22	2,230	2,882,230
Nevada, (Capital Improvement, Cultural Affairs and Refunding), 5.00%, 8/1/25	1,000	1,194,320
New Braunfels, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/26	120	140,422
New Canaan, CT, 4.00%, 4/1/24	345	393,628
New York, 5.00%, 2/15/20	1,285	1,612,367
North Carolina, 5.00%, 6/1/18	1,000	1,235,100
North Kansas City, MO, School District No. 74, (Direct Deposit Program), 4.00%, 3/1/25	2,000	2,277,980
Nueces County, TX, 5.00%, 2/15/25	2,390	2,949,308
Oregon, 5.00%, 11/1/21	2,910	3,754,860
Pennsylvania, 5.00%, 6/1/18	10,000	12,275,600
Pennsylvania, 5.00%, 11/15/23	5,000	6,277,250
Pima County, AZ, Tucson Unified School District No. 1, 5.00%, 7/1/21	1,000	1,237,890
Pima County, AZ, Tucson Unified School District No. 1, 5.00%, 7/1/22	1,000	1,246,710
Richardson, TX, 5.00%, 2/15/20	50	62,540
San Diego, CA, Community College District, 5.00%, 8/1/28	5,000	6,107,400
Sharyland, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	1,785	2,119,402
St. Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	1,000	1,277,090
Tamalpais, CA, Union High School District, 5.00%, 8/1/24	1,225	1,529,976
Tamalpais, CA, Union High School District, 5.00%, 8/1/25	1,000	1,239,280
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/24(1)	1,125	1,327,117
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30(1)	515	590,710
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/21	1,000	1,276,270
Vermont, 5.00%, 8/15/23	1,285	1,632,978

		$128,420,682

Hospital — 5.1%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/26	$1,000	$1,183,430
Charlotte-Mecklenburg, NC, Hospital Authority, (Carolinas HealthCare System), 5.00%, 1/15/30	5,000	5,722,650
Illinois Finance Authority, (Ascension Health Credit Group), 5.00%, 11/15/27	2,000	2,331,800
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,199,490
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/26	1,500	1,782,210

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/26	$2,500	$2,958,925

		$15,178,505

Industrial Development Revenue — 0.4%
Pigeon Forge, TN, Industrial Development Board, 5.00%, 6/1/26	$950	$1,139,164

		$1,139,164

Insured – Escrowed / Prerefunded — 8.9%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,579,880
District of Columbia, (FGIC), (NPFG), Prerefunded to 6/1/13, 4.75%, 6/1/23	9,140	9,487,228
New Haven, CT, (NPFG), Prerefunded to 11/1/12, 5.00%, 11/1/18	1,385	1,415,138
Pennsylvania, (NPFG), Prerefunded to 1/1/13, 5.00%, 1/1/20	3,595	3,667,511
Richland County, SC, School District No. 1, (AGM), Prerefunded to 3/1/13, 4.75%, 3/1/24	5,835	6,050,253
Salt Lake and Sandy, UT, Metropolitan Water District, (AMBAC), Prerefunded to 7/1/14, 5.00%, 7/1/17	1,230	1,340,774
Simi Valley, CA, Unified School District, (NPFG), Prerefunded to 8/1/14, 5.00%, 8/1/28	2,000	2,185,940

		$26,726,724

Insured – General Obligations — 0.4%
Cincinnati, OH, City School District, (AGM), Prerefunded to 12/1/12, 5.00%, 6/1/14	$1,200	$1,219,272

		$1,219,272

Insured – Lease Revenue / Certificates of Participation — 1.5%
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	$4,000	$4,545,560

		$4,545,560

Insured – Water and Sewer — 0.9%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,588,220

		$2,588,220

Lease Revenue / Certificates of Participation — 2.0%
Colorado, Building Excellent Schools Today, 5.00%, 3/15/21	$1,870	$2,314,405
Orange County, FL, School Board, 5.00%, 8/1/17	500	583,235
Orange County, FL, School Board, 5.00%, 8/1/18	500	590,395
Seminole County, FL, School Board, 5.00%, 7/1/22	1,000	1,221,790

17	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
South Dakota Building Authority, 5.00%, 9/1/20	$1,065	$1,295,349

		$6,005,174

Other Revenue — 1.1%
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/23	$1,000	$1,243,240
Midpeninsula Regional Open Space District, CA, 5.00%, 9/1/26	1,205	1,463,027
Oregon State Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/27	500	614,110

		$3,320,377

Special Tax Revenue — 4.5%
Collier County, FL, Special Obligation, 5.00%, 10/1/20	$1,465	$1,809,759
Durham, NC, Capital Financing Corp., 5.00%, 6/1/23	1,145	1,462,680
Illinois, Sales Tax Revenue, 5.00%, 6/15/29	1,000	1,157,280
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/22	3,000	3,412,020
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 12/15/20	1,000	1,261,650
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/23	1,000	1,245,190
Watauga, NC, Public Facilities Corp., 5.00%, 6/1/24	2,000	2,427,220
Watauga, NC, Public Facilities Corp., 5.00%, 6/1/27	500	589,490

		$13,365,289

Transportation — 1.6%
Missouri Highway and Transit Commission, 5.00%, 2/1/22	$2,100	$2,450,469
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,950	2,399,885

		$4,850,354

Utilities — 0.7%
Foley, AL, Utilities Board, 4.00%, 11/1/16	$75	$84,924
Orlando, FL, Utilities Commission, 5.00%, 10/1/18	2,070	2,134,418

		$2,219,342

Water and Sewer — 11.7%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/20	$1,500	$1,906,305
Central Utah Water Conservancy District, 5.00%, 10/1/20	1,000	1,248,190
Columbus, GA, Water & Sewer Revenue, 5.00%, 5/1/25	1,000	1,232,130
East Richland County, SC, Public Service District, Sewer System Revenue, 4.00%, 1/1/22	1,335	1,558,746
Fairfax County, VA, Water Authority, 5.00%, 4/1/24	1,000	1,283,040
Fairfax County, VA, Water Authority, 5.00%, 4/1/25	2,065	2,627,403
Lafayette, CO, Water Revenue, 5.00%, 12/1/24	1,080	1,335,712

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Lafayette, CO, Water Revenue, 5.00%, 12/1/27	$665	$807,297
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	1,070	1,293,940
Louisville and Jefferson County, KY, Waterworks and Water System Revenue, 4.00%, 11/15/21	75	87,212
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/22	3,000	3,895,050
Michigan Finance Authority, (Revolving Fund – Clean Water), 5.00%, 10/1/19	4,385	5,474,058
Michigan Finance Authority, (Revolving Fund – Drinking Water), 5.00%, 10/1/19	1,000	1,248,360
Michigan Finance Authority, (Revolving Fund – Drinking Water), 5.00%, 10/1/20	1,420	1,788,447
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control, 4.00%, 7/1/13	2,115	2,188,264
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	58,991
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/20	1,325	1,658,953
Rogers, AR, Water Revenue, 2.00%, 11/1/19	100	104,059
Rogers, AR, Water Revenue, 2.25%, 11/1/20	200	210,690
Rogers, AR, Water Revenue, 2.75%, 11/1/23	140	149,989
South Dakota Conservancy District, 5.00%, 8/1/24	2,505	3,165,418
Tucson, AZ, Water System Revenue, 5.00%, 7/1/18	1,500	1,833,240

		$35,155,494

Total Tax-Exempt Investments — 94.9% (identified cost $275,212,514)		$284,423,102

Other Assets, Less Liabilities — 5.1%		$15,266,771

Net Assets — 100.0%		$299,689,873

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

At July 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2012, 12.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 5.9% of total investments.

(1)	When-issued security.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 93.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.2%
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$60,799

		$60,799

Education — 14.4%
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/31	$1,000	$1,130,810
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/31	1,000	1,208,100
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/29	250	297,150
University of California, 5.125%, 5/15/29	80	93,732
University of California, 5.75%, 5/15/27	500	622,950
University of Colorado, 5.00%, 6/1/31(1)	500	598,480
University of Virginia, 5.00%, 9/1/27	150	186,332
Washington State University, 5.00%, 4/1/32	15	17,057

		$4,154,611

Escrowed / Prerefunded — 3.7%
Mansfield, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.00%, 2/15/29	$1,000	$1,072,150

		$1,072,150

General Obligations — 37.2%
Beaumont, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/28	$100	$120,677
Brenham, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/28(1)	1,355	766,402
Chesterfield County, VA, 5.00%, 1/1/13	500	510,130
Dallas, TX, Independent School District, (PSF Guaranteed), 6.25%, 2/15/24	85	105,870
Georgia, 5.00%, 7/1/30	1,000	1,240,680
Lake County, IL, Community Consolidated School District No. 50, 5.75%, 1/1/31	100	117,033
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	400	463,676
Loudoun County, VA, 5.00%, 12/1/22	50	62,866
Louisiana, 5.00%, 9/1/25	2,000	2,411,780
Menlo Park, CA, City School District, 5.00%, 7/1/30	1,000	1,217,860
Mountain View Los Altos, CA, Union High School District, 0.00%, 8/1/26	500	295,915
Mountain View Los Altos, CA, Union High School District, 0.00%, 8/1/27	1,000	562,650
Nevada, (Capital Improvement, Cultural Affairs and Refunding), 5.00%, 8/1/25	450	537,444

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
New York, 5.25%, 2/15/24	$105	$131,280
North Carolina, 5.00%, 5/1/21	50	63,129
Phoenix, AZ, 4.50%, 7/1/24	200	213,234
Round Rock, TX, Independent School District, 5.00%, 8/1/33	500	574,805
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/31(1)	500	570,920
Temple, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/1/22	100	116,727
Westchester County, NY, 5.00%, 10/15/25(1)	500	635,770

		$10,718,848

Hospital — 6.2%
Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	$40	$44,706
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/26	500	594,070
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/32	1,000	1,154,900

		$1,793,676

Insured – Lease Revenue / Certificates of Participation — 4.0%
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	$1,000	$1,136,390

		$1,136,390

Other Revenue — 1.6%
Oregon State Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/32	$390	$465,672

		$465,672

Special Tax Revenue — 10.0%
Durham Capital Financing Corp., NC, 5.00%, 6/1/24	$500	$633,185
Illinois, Sales Tax Revenue, 5.00%, 6/15/29	450	520,776
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/23	500	540,610
Watauga, NC, Public Facilities Corp., 5.00%, 6/1/24	500	606,805
Watauga, NC, Public Facilities Corp., 5.00%, 6/1/27	500	589,490

		$2,890,866

Transportation — 6.2%
Chicago Transit Authority, IL, 5.25%, 12/1/31	$450	$525,686
San Bernardino County, CA, Transportation Authority, 5.00%, 3/1/26	1,000	1,224,550
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/29	35	40,292

		$1,790,528

19	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 10.2%
Canadian River, TX, Municipal Water Authority, (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/31	$500	$574,630
Cape Fear, NC, Public Utility Authority, Water and Sewer System, 5.00%, 8/1/28	300	359,175
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/29	100	120,679
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/28	500	597,070
Massachusetts Water Pollution Abatement Trust (Revolving Fund), 5.00%, 8/1/32	500	589,135
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	25	31,031
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	50	61,839
Rhode Island Clean Water Finance Agency (Revolving Fund), 5.00%, 10/1/32	500	594,530

		$2,928,089

Total Tax-Exempt Investments — 93.7% (identified cost $25,989,377)		$27,011,629

Other Assets, Less Liabilities — 6.3%		$1,801,169

Net Assets — 100.0%		$28,812,798

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
PSF	–	Permanent School Fund

At July 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	13.9%
Texas	13.5%
New York	12.5%
North Carolina	12.0%
Others, representing less than 10% individually	41.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2012, 4.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.

(1)	When-issued security.

20	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Statements of Assets and Liabilities (Unaudited)

	July 31, 2012
Assets	Short Term Fund	Intermediate Term Fund	Long Term Fund
Investments —
Identified cost	$1,016,404,807	$275,212,514	$25,989,377
Unrealized appreciation	31,637,359	9,210,588	1,022,252
Investments, at value	$1,048,042,166	$284,423,102	$27,011,629
Cash	$58,391,038	$18,164,389	$2,061,908
Interest receivable	10,974,756	2,892,331	253,122
Receivable for investments sold	372,878	—	1,834,109
Receivable for Fund shares sold	6,923,726	1,935,269	314,488
Receivable from affiliate	—	10,649	9,255
Prepaid expenses	—	30,489	—
Total assets	$1,124,704,564	$307,456,229	$31,484,511

Liabilities
Payable for investments purchased	$9,790,357	$4,255,772	$—
Payable for when-issued securities	18,840,557	2,607,196	2,547,536
Payable for Fund shares redeemed	7,416,422	548,661	59,018
Distributions payable	118,731	126,406	20,144
Payable to affiliates:
Investment adviser and administration fee	498,682	147,347	14,621
Distribution and service fees	290,263	53,916	4,041
Accrued expenses	130,467	27,058	26,353
Total liabilities	$37,085,479	$7,766,356	$2,671,713
Net Assets	$1,087,619,085	$299,689,873	$28,812,798

Sources of Net Assets
Paid-in capital	$1,039,346,263	$285,951,283	$25,700,357
Accumulated net realized gain	16,820,081	4,534,714	2,090,149
Accumulated undistributed (distributions in excess of) net investment income	(184,618)	(6,712)	40
Net unrealized appreciation	31,637,359	9,210,588	1,022,252
Net Assets	$1,087,619,085	$299,689,873	$28,812,798

Class A Shares
Net Assets	$511,630,460	$90,154,818	$10,910,447
Shares Outstanding	47,099,447	7,553,843	903,774
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.86	$11.93	$12.07
Maximum Offering Price Per Share
(100 ÷ 97.75, 97.75 and 95.25, respectively, of net asset value per share)	$11.11	$12.20	$12.67

Class C Shares
Net Assets	$218,423,963	$43,680,123	$1,818,669
Shares Outstanding	20,114,287	3,659,769	150,726
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.86	$11.94	$12.07

Class I Shares
Net Assets	$357,564,662	$165,854,932	$16,083,682
Shares Outstanding	32,908,479	13,884,915	1,332,864
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.87	$11.94	$12.07

On sales of $50,000 or more for Long Term Fund and $100,000 or more for Short Term Fund and Intermediate Term Fund, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

21	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2012
Investment Income	Short Term Fund	Intermediate Term Fund	Long Term Fund
Interest	$7,604,482	$2,344,723	$467,560
Total investment income	$7,604,482	$2,344,723	$467,560

Expenses
Investment adviser and administration fee	$2,823,487	$755,254	$105,748
Distribution and service fees
Class A	621,945	103,734	17,548
Class C	1,004,618	175,325	6,312
Trustees’ fees and expenses	21,373	5,747	810
Custodian fee	142,647	59,634	20,289
Transfer and dividend disbursing agent fees	172,753	37,716	6,853
Legal and accounting services	30,841	13,211	15,285
Printing and postage	24,597	5,633	5,549
Registration fees	45,465	39,580	20,128
Miscellaneous	13,219	5,034	6,247
Total expenses	$4,900,945	$1,200,868	$204,769
Deduct —
Reduction of custodian fee	$40,922	$15,337	$1,785
Allocation of expenses to affiliate	—	21,852	56,541
Total expense reductions	$40,922	$37,189	$58,326

Net expenses	$4,860,023	$1,163,679	$146,443

Net investment income	$2,744,459	$1,181,044	$321,117

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$9,400,497	$3,334,248	$1,512,484
Net realized gain	$9,400,497	$3,334,248	$1,512,484
Change in unrealized appreciation (depreciation) —
Investments	$(4,038,008)	$615,700	$(857,982)
Net change in unrealized appreciation (depreciation)	$(4,038,008)	$615,700	$(857,982)

Net realized and unrealized gain	$5,362,489	$3,949,948	$654,502

Net increase in net assets from operations	$8,106,948	$5,130,992	$975,619

22	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Statements of Changes in Net Assets

	Six Months Ended July 31, 2012 (Unaudited)
Increase (Decrease) in Net Assets	Short Term Fund	Intermediate Term Fund	Long Term Fund
From operations —
Net investment income	$2,744,459	$1,181,044	$321,117
Net realized gain from investment transactions	9,400,497	3,334,248	1,512,484
Net change in unrealized appreciation (depreciation) from investments	(4,038,008)	615,700	(857,982)
Net increase in net assets from operations	$8,106,948	$5,130,992	$975,619
Distributions to shareholders —
From net investment income
Class A	$(1,412,448)	$(376,805)	$(119,483)
Class C	—	(28,874)	(5,941)
Class I	(1,381,808)	(776,820)	(195,826)
Total distributions to shareholders	$(2,794,256)	$(1,182,499)	$(321,250)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$116,052,928	$49,801,493	$8,176,623
Class C	57,662,334	19,961,508	1,412,155
Class I	113,172,095	96,084,870	2,698,112
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,170,222	282,925	118,492
Class C	—	12,954	5,628
Class I	850,248	175,980	20,903
Cost of shares redeemed
Class A	(100,389,294)	(28,898,446)	(13,769,993)
Class C	(25,438,834)	(2,174,889)	(209,293)
Class I	(68,937,776)	(40,331,306)	(12,832,451)
Net increase (decrease) in net assets from Fund share transactions	$94,141,923	$94,915,089	$(14,379,824)

Net increase (decrease) in net assets	$99,454,615	$98,863,582	$(13,725,455)

Net Assets
At beginning of period	$988,164,470	$200,826,291	$42,538,253
At end of period	$1,087,619,085	$299,689,873	$28,812,798

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(184,618)	$(6,712)	$40

23	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2012
Increase (Decrease) in Net Assets	Short Term Fund	Intermediate Term Fund	Long Term Fund
From operations —
Net investment income	$6,133,876	$1,016,464	$180,213
Net realized gain from investment transactions	10,775,556	1,982,518	647,903
Net change in unrealized appreciation (depreciation) from investments	42,521,320	10,221,558	1,949,773
Net increase in net assets from operations	$59,430,752	$13,220,540	$2,777,889
Distributions to shareholders —
From net investment income
Class A	$(3,491,098)	$(198,715)	$(29,450)
Class C	(34,877)	(42,833)	(2,242)
Class I	(2,652,713)	(779,485)	(148,480)
From net realized gain
Class A	(2,055,852)	(175,778)	(8,285)
Class C	(751,012)	(83,892)	(931)
Class I	(1,312,967)	(348,736)	(60,141)
Total distributions to shareholders	$(10,298,519)	$(1,629,439)	$(249,529)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$184,081,337	$67,611,433	$16,123,546
Class C	75,912,059	23,351,759	573,719
Class I	174,648,561	108,904,400	21,909,751
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,156,903	223,392	33,062
Class C	644,387	46,155	2,565
Class I	2,296,323	153,594	8,225
Cost of shares redeemed
Class A	(195,740,602)	(6,805,645)	(679,740)
Class C	(50,472,643)	(748,641)	(209,089)
Class I	(127,256,740)	(60,913,171)	(350)
Net increase in net assets from Fund share transactions	$68,269,585	$131,823,276	$37,761,689

Net increase in net assets	$117,401,818	$143,414,377	$40,290,049

Net Assets
At beginning of year	$870,762,652	$57,411,914	$2,248,204
At end of year	$988,164,470	$200,826,291	$42,538,253

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(134,821)	$(5,257)	$173

24	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Financial Highlights

	Short Term Fund — Class A
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$10.810		$10.230	$10.260	$10.000

Income (Loss) From Operations
Net investment income	$0.033		$0.078	$0.090	$0.082	(2)
Net realized and unrealized gain	0.048		0.626	0.084 (3)	0.363

Total income from operations	$0.081		$0.704	$0.174	$0.445

Less Distributions
From net investment income	$(0.031)		$(0.078)	$(0.090)	$(0.140)
From net realized gain	—		(0.046)	(0.114)	(0.045)

Total distributions	$(0.031)		$(0.124)	$(0.204)	$(0.185)

Net asset value — End of period	$10.860		$10.810	$10.230	$10.260

Total Return(4)	0.75	%(5)	6.92%	1.69%	4.49	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$511,630		$492,264	$473,976	$230,414
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.88	%(6)	0.89%	0.90%	0.90	%(6)(7)
Expenses after custodian fee reduction	0.87	%(6)	0.89%	0.89%	0.90	%(6)(7)
Net investment income	0.59	%(6)	0.74%	0.83%	0.94	%(6)
Portfolio Turnover	48	%(5)	80%	107%	129	%(5)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Annualized.

(7)

The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.

(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

25	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Financial Highlights — continued

	Short Term Fund — Class C
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$10.820		$10.240	$10.270	$10.000

Income (Loss) From Operations
Net investment income (loss)	$(0.008)		$(0.001)	$0.011	$0.019	(2)
Net realized and unrealized gain	0.048		0.629	0.085 (3)	0.372

Total income from operations	$0.040		$0.628	$0.096	$0.391

Less Distributions
From net investment income	$—		$(0.002)	$(0.012)	$(0.076)
From net realized gain	—		(0.046)	(0.114)	(0.045)

Total distributions	$—		$(0.048)	$(0.126)	$(0.121)

Net asset value — End of period	$10.860		$10.820	$10.240	$10.270

Total Return(4)	0.37	%(5)	6.14%	0.93%	3.93	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$218,424		$185,291	$150,490	$59,381
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.63	%(6)	1.64%	1.64%	1.65	%(6)(7)
Expenses after custodian fee reduction	1.62	%(6)	1.64%	1.63%	1.65	%(6)(7)
Net investment income (loss)	(0.16	)%(6)	(0.01)%	0.08%	0.22	%(6)
Portfolio Turnover	48	%(5)	80%	107%	129	%(5)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Annualized.

(7)

The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.

(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

26	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Financial Highlights — continued

	Short Term Fund — Class I
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$10.810		$10.230	$10.260	$10.000

Income (Loss) From Operations
Net investment income	$0.046		$0.105	$0.119	$0.129	(2)
Net realized and unrealized gain	0.058		0.626	0.082 (3)	0.338

Total income from operations	$0.104		$0.731	$0.201	$0.467

Less Distributions
From net investment income	$(0.044)		$(0.105)	$(0.117)	$(0.162)
From net realized gain	—		(0.046)	(0.114)	(0.045)

Total distributions	$(0.044)		$(0.151)	$(0.231)	$(0.207)

Net asset value — End of period	$10.870		$10.810	$10.230	$10.260

Total Return(4)	0.96	%(5)	7.18%	1.94%	4.71	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$357,565		$310,609	$246,296	$127,546
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.63	%(6)	0.64%	0.65%	0.65	%(6)(7)
Expenses after custodian fee reduction	0.62	%(6)	0.64%	0.64%	0.65	%(6)(7)
Net investment income	0.84	%(6)	0.99%	1.09%	1.48	%(6)
Portfolio Turnover	48	%(5)	80%	107%	129	%(5)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Annualized.

(7)

The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.

(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

27	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Financial Highlights — continued

	Intermediate Term Fund — Class A
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31,
			2012	2011
Net asset value — Beginning of period	$11.780		$10.380	$10.000

Income (Loss) From Operations
Net investment income	$0.054		$0.152	$0.131
Net realized and unrealized gain	0.150		1.451	0.406 (1)

Total income from operations	$0.204		$1.603	$0.537

Less Distributions
From net investment income	$(0.054)		$(0.152)	$(0.131)
From net realized gain	—		(0.051)	(0.026)

Total distributions	$(0.054)		$(0.203)	$(0.157)

Net asset value — End of period	$11.930		$11.780	$10.380

Total Return(2)	1.74	%(3)	15.58%	5.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$90,155		$67,785	$3,972
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.96	%(5)	0.95%	0.96%
Expenses after custodian fee reduction(4)	0.95	%(5)	0.95%	0.95%
Net investment income	0.91	%(5)	1.14%	1.26%
Portfolio Turnover	80	%(3)	125%	202%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.02%, 0.16% and 0.68% of average daily net assets for the six months ended July 31, 2012 and the years ended January 31, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Annualized.

28	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Financial Highlights — continued

	Intermediate Term Fund — Class C
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31,
			2012	2011
Net asset value — Beginning of period	$11.780		$10.380	$10.000

Income (Loss) From Operations
Net investment income	$0.009		$0.071	$0.057
Net realized and unrealized gain	0.161		1.451	0.406 (1)

Total income from operations	$0.170		$1.522	$0.463

Less Distributions
From net investment income	$(0.010)		$(0.071)	$(0.057)
From net realized gain	—		(0.051)	(0.026)

Total distributions	$(0.010)		$(0.122)	$(0.083)

Net asset value — End of period	$11.940		$11.780	$10.380

Total Return(2)	1.45	%(3)	14.73%	4.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,680		$25,215	$1,216
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.71	%(5)	1.70%	1.71%
Expenses after custodian fee reduction(4)	1.70	%(5)	1.70%	1.70%
Net investment income	0.15	%(5)	0.45%	0.58%
Portfolio Turnover	80	%(3)	125%	202%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.02%, 0.16% and 0.68% of average daily net assets for the six months ended July 31, 2012 and the years ended January 31, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Annualized.

29	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Financial Highlights — continued

	Intermediate Term Fund — Class I
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31,
			2012	2011
Net asset value — Beginning of period	$11.790		$10.380	$10.000

Income (Loss) From Operations
Net investment income	$0.068		$0.181	$0.155
Net realized and unrealized gain	0.150		1.461	0.406 (1)

Total income from operations	$0.218		$1.642	$0.561

Less Distributions
From net investment income	$(0.068)		$(0.181)	$(0.155)
From net realized gain	—		(0.051)	(0.026)

Total distributions	$(0.068)		$(0.232)	$(0.181)

Net asset value — End of period	$11.940		$11.790	$10.380

Total Return(2)	1.86	%(3)	15.97%	5.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$165,855		$107,826	$52,224
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.71	%(5)	0.70%	0.71%
Expenses after custodian fee reduction(4)	0.70	%(5)	0.70%	0.70%
Net investment income	1.16	%(5)	1.58%	1.24%
Portfolio Turnover	80	%(3)	125%	202%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.02%, 0.16% and 0.68% of average daily net assets for the six months ended July 31, 2012 and the years ended January 31, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Annualized.

30	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Financial Highlights — continued

	Long Term Fund — Class A
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31,
			2012	2011
Net asset value — Beginning of period	$11.710		$9.810	$10.000

Income (Loss) From Operations
Net investment income	$0.099		$0.249	$0.268
Net realized and unrealized gain	0.360		1.929	0.056 (1)

Total income from operations	$0.459		$2.178	$0.324

Less Distributions
From net investment income	$(0.099)		$(0.249)	$(0.267)
From net realized gain	—		(0.029)	(0.247)

Total distributions	$(0.099)		$(0.278)	$(0.514)

Net asset value — End of period	$12.070		$11.710	$9.810

Total Return(2)	3.95	%(3)	22.53%	3.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,910		$16,143	$149
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.96	%(5)	0.95%	0.95%
Expenses after custodian fee reduction(4)	0.95	%(5)	0.95%	0.95%
Net investment income	1.71	%(5)	1.57%	2.65%
Portfolio Turnover	120	%(3)	239%	200%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.32%, 1.21% and 7.17% of average daily net assets for the six months ended July 31, 2012 and the years ended January 31, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Annualized.

31	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Financial Highlights — continued

	Long Term Fund — Class C
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31,
			2012	2011
Net asset value — Beginning of period	$11.710		$9.810	$10.000

Income (Loss) From Operations
Net investment income	$0.057		$0.172	$0.192
Net realized and unrealized gain	0.360		1.929	0.056 (1)

Total income from operations	$0.417		$2.101	$0.248

Less Distributions
From net investment income	$(0.057)		$(0.172)	$(0.191)
From net realized gain	—		(0.029)	(0.247)

Total distributions	$(0.057)		$(0.201)	$(0.438)

Net asset value — End of period	$12.070		$11.710	$9.810

Total Return(2)	3.58	%(3)	21.54%	2.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,819		$547	$141
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.71	%(5)	1.70%	1.70%
Expenses after custodian fee reduction(4)	1.70	%(5)	1.70%	1.70%
Net investment income	0.93	%(5)	1.36%	1.88%
Portfolio Turnover	120	%(3)	239%	200%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.32%, 1.21% and 7.17% of average daily net assets for the six months ended July 31, 2012 and the years ended January 31, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Annualized.

32	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Financial Highlights — continued

	Long Term Fund — Class I
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31,
			2012	2011
Net asset value — Beginning of period	$11.710		$9.810	$10.000

Income (Loss) From Operations
Net investment income	$0.114		$0.274	$0.294
Net realized and unrealized gain	0.360		1.929	0.056 (1)

Total income from operations	$0.474		$2.203	$0.350

Less Distributions
From net investment income	$(0.114)		$(0.274)	$(0.293)
From net realized gain	—		(0.029)	(0.247)

Total distributions	$(0.114)		$(0.303)	$(0.540)

Net asset value — End of period	$12.070		$11.710	$9.810

Total Return(2)	4.08	%(3)	22.71%	3.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,084		$25,848	$1,958
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.71	%(5)	0.70%	0.70%
Expenses after custodian fee reduction(4)	0.70	%(5)	0.70%	0.70%
Net investment income	1.97	%(5)	2.05%	2.86%
Portfolio Turnover	120	%(3)	239%	200%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.32%, 1.21% and 7.17% of average daily net assets for the six months ended July 31, 2012 and the years ended January 31, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Annualized.

33	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of four funds, three of which, each diversified, are included in these financial statements. They include Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (Short Term Fund), Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (Intermediate Term Fund) and Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (Long Term Fund), (each individually referred to as the Fund, and collectively the Funds). The Funds’ investment objective is to seek after-tax total return. Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

34

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Asset Rate
Daily Net Assets	Short Term Fund	Intermediate Term Fund	Long Term Fund

Up to $500 million	0.55%	0.60%	0.60%
$500 million up to $1 billion	0.54%	0.60%	0.60%

On average daily net assets of $1 billion or more, the rates are reduced. For the six months ended July 31, 2012, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Investment Adviser and Administration Fee	$2,823,487	$755,254	$105,748
Effective Annual Rate	0.54%	0.60%	0.60%

35

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

For Intermediate Term Fund and Long Term Fund, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.95%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2013. Pursuant to these agreements, EVM was allocated $21,852 and $56,541, respectively, of Intermediate Term Fund’s and Long Term Fund’s operating expenses for the six months ended July 31, 2012.

EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charges on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2012 were as follows:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

EVM’s Sub-Transfer Agent Fees	$3,512	$803	$188
EVD’s Class A Sales Charges	$62,842	$20,697	$9,985

Officers and Trustees of the Funds who are members of EVM’s organization, receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2012 for Class A shares amounted to the following:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Class A Distribution and Service Fees	$621,945	$103,734	$17,548

Each Fund also has in effect distribution plans for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2012, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class C shares:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Class C Distribution Fees	$753,464	$131,494	$4,744

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2012 amounted to the following:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Class C Service Fees	$251,154	$43,831	$1,568

36

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended July 31, 2012, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Class A	$37,000	$12,000	$5,000
Class C	$23,000	$400	$30

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2012 were as follows:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Purchases	$560,128,750	$271,424,069	$39,329,560
Sales	$431,766,231	$176,818,536	$54,712,384

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Short Term Fund
	Six Months Ended July 31, 2012 (Unaudited)
	Class A	Class C	Class I

Sales	10,758,207	5,341,478	10,485,388
Issued to shareholders electing to receive payments of distributions in Fund shares	108,344	—	78,683
Redemptions	(9,303,930)	(2,357,527)	(6,381,440)

Net increase	1,562,621	2,983,951	4,182,631

	Year Ended January 31, 2012
	Class A	Class C	Class I

Sales	17,413,013	7,169,107	16,505,290
Issued to shareholders electing to receive payments of distributions in Fund shares	391,517	60,146	216,329
Redemptions	(18,611,742)	(4,800,303)	(12,071,451)

Net increase (decrease)	(807,212)	2,428,950	4,650,168

37

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

Intermediate Term Fund
	Six Months Ended July 31, 2012 (Unaudited)
	Class A	Class C	Class I

Sales	4,250,755	1,703,331	8,202,820
Issued to shareholders electing to receive payments of distributions in Fund shares	24,100	1,104	14,956
Redemptions	(2,476,598)	(185,354)	(3,480,482)

Net increase	1,798,257	1,519,081	4,737,294

	Year Ended January 31, 2012
	Class A	Class C	Class I

Sales	5,945,552	2,085,152	9,675,839
Issued to shareholders electing to receive payments of distributions in Fund shares	19,608	4,055	13,490
Redemptions	(592,232)	(65,672)	(5,570,690)

Net increase	5,372,928	2,023,535	4,118,639

Long Term Fund
	Six Months Ended July 31, 2012 (Unaudited)
	Class A	Class C	Class I

Sales	700,754	121,472	229,017
Issued to shareholders electing to receive payments of distributions in Fund shares	10,123	478	1,777
Redemptions	(1,185,885)	(17,972)	(1,106,055)

Net increase (decrease)	(475,008)	103,978	(875,261)

	Year Ended January 31, 2012
	Class A	Class C	Class I

Sales	1,422,998	51,270	2,007,701
Issued to shareholders electing to receive payments of distributions in Fund shares	2,955	237	771
Redemptions	(62,332)	(19,148)	(31)

Net increase	1,363,621	32,359	2,008,441

At July 31, 2012, EVM owned approximately 43% of the value of the outstanding shares of Tax-Advantaged Bond Strategies Long Term Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Aggregate cost	$1,016,393,643	$275,212,483	$25,989,377

Gross unrealized appreciation	$31,652,682	$9,233,550	$1,027,168
Gross unrealized depreciation	(4,159)	(22,931)	(4,916)

Net unrealized appreciation	$31,648,523	$9,210,619	$1,022,252

38

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2012.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Short Term Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$1,007,707,255	$—	$1,007,707,255
Taxable Municipal Securities	—	257,711	—	257,711
Short-Term Investments	—	40,077,200	—	40,077,200

Total Investments	$—	$1,048,042,166	$—	$1,048,042,166

Intermediate Term Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$284,423,102	$—	$284,423,102

Total Investments	$—	$284,423,102	$—	$284,423,102

Long Term Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$27,011,629	$—	$27,011,629

Total Investments	$—	$27,011,629	$—	$27,011,629

The Funds held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

39

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

40

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements of the following funds:

•	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

•	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

•	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

(the “Funds”) with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies (“TABS”) group, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

41

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2011 for Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund and Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund and comparative performance data for the one-, three-, five- and ten-year periods for Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for each of Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund and Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

42

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2012

Officers and Trustees

Officers of Eaton Vance Municipals Trust II

Cynthia J. Clemson

President

Payson F. Swaffield

Vice President

Barbara E. Campbell

Treasurer

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust II

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Offices of the Funds

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6096-9/12	TABS-SILTSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	September 12, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 12, 2012

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	September 12, 2012